UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
31 January
2020
Nuveen Exchange-Traded
Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	NYSE Arca	NUSA
Nuveen ESG High Yield Corporate Bond ETF	NYSE Arca	NUHY
Nuveen ESG U.S. Aggregate Bond ETF	NYSE Arca	NUBD
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
Semiannual Report

Life is Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports right to your e-mail!
www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund distributions and statements directly from Nuveen.
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
The COVID-19 crisis is taking an unprecedented toll on our health, societies, economies and financial markets. The extreme “social distancing” efforts needed to contain the coronavirus are causing a severe contraction in economic activity and amplifying market volatility, as global supply chains and consumer and business demand remain significantly disrupted. However, the full economic impact remains to be seen. The number of confirmed cases is still accelerating in the U.S. and many parts of the world, and previous epidemics offer few parallels to today’s situation. The recent spike in market volatility reflects this uncertainty, and we expect that large swings in both directions are likely to continue until there is more clarity.
While we do not want to understate the dampening effect on the global economy, we also note that markets occasionally overreact. Differentiating short-term interruptions from the longer-lasting implications to the economy may provide opportunities. Some areas of the global economy were already on the mend prior to the coronavirus epidemic. Momentum could pick up again as factories come back online and consumer demand resumes once the virus is under control and temporary bans on movement and travel are lifted. Central banks and governments around the world have announced economic stimulus measures. In the U.S., the Federal Reserve has cut its benchmark interest rate to near zero and reintroduced programs that helped revive the U.S. economy after the 2008 financial crisis. The U.S. government has approved more than $100 billion in emergency spending and relief and is set to deliver a trillion-dollar package to further aid workers and businesses.
In the meantime, patience and a long-term perspective are key for investors. When market fluctuations are the leading headlines day after day, it’s tempting to “do something.” However, your long-term goals can’t be met with short-term thinking. We encourage you to talk to your financial advisor, who can review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
March 24, 2020

Portfolio Managers’
Comments
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers include Lijun (Kevin) Chen, CFA, and Yong (Mark) Zheng, CFA. Kevin has managed the Funds since their inceptions and Mark was added as a portfolio manager in June 2018. Here they discuss key investment strategies and the six-month performance of the Funds.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUAG Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUAG Enhanced Index. As of January 31, 2020, the Fund’s net assets were invested in 36.2% securitized debt, 34.7% corporate debt, 23.1% U.S. Treasuries and 20.8% government-related debt.
How did the Fund perform during the six-month reporting period ended January 31, 2020?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2020. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
The Fund’s total return underperformed the NUAG Enhanced Index during the reporting period. The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, the fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index, and the representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUAG Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index. The NUAG Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
U.S. fixed income markets produced positive returns over the reporting period. The Federal Reserve lowered its benchmark interest rate three times in the second half of 2019 to help extend the economic cycle in the face of growing downside risks from trade tensions and weaker growth abroad. Geopolitical events including escalating tariff rhetoric, a U.S.-Iran military conflict and the COVID-19 coronavirus epidemic triggered bouts of risk aversion. However, optimism for a U.S.-China trade deal and improving macroeconomic indicators periodically swung sentiment in the other direction. Amid elevated interest rate volatility, the 10-year U.S. Treasury yield fell to 1.51% as of January 31, 2020 from 2.02% as of July 31, 2019. Longer maturity bonds generally outperformed shorter dated bonds, while performance across government and non-government sectors was broadly positive. Corporate bond credit spreads tightened amid a moderately healthy U.S. economy, strong stock market and robust investor demand for higher yielding assets. Securitized assets were well supported by favorable outlooks for consumer credit and the housing and mortgage markets, although falling interest rates prompted concerns about mortgage prepayments accelerating.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced Index is designed to broadly capture the 1-5 year U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUSA Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80%of its assets and the amount of any borrowings for investment purposes in component securities of the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUSA Enhanced Index. As of January 31, 2020, the Fund’s net assets were invested in 47.0% corporate debt, 26.9% securitized debt, 26.2% U.S. Treasuries, and 0.8% government-related debt.
How did the Fund perform during the six-month reporting period ended January 31, 2020?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2020. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track. The Fund’s total return slightly trailed that of the NUSA Enhanced Index over this reporting period.
The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, the fees and expenses incurred by the Fund that are not incurred by the NUSA Enhanced Index, and the representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUSA Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

U.S. fixed income markets produced positive returns over the reporting period. The Federal Reserve lowered its benchmark interest rate three times in the second half of 2019 to help extend the economic cycle in the face of growing downside risks from trade tensions and weaker growth abroad. Geopolitical events including escalating tariff rhetoric, a U.S.-Iran military conflict and the COVID-19 coronavirus epidemic triggered bouts of risk aversion. However, optimism for a U.S.-China trade deal and improving macroeconomic indicators periodically swung sentiment in the other direction. Amid elevated interest rate volatility, the 10-year U.S. Treasury yield fell to 1.51% as of January 31, 2020 from 2.02% as of July 31, 2019. Longer maturity bonds generally outperformed shorter dated bonds, while performance across government and non-government sectors was broadly positive. Corporate bond credit spreads tightened amid a moderately healthy U.S. economy, strong stock market and robust investor demand for higher yielding assets. Securitized assets were well supported by favorable outlooks for consumer credit and the housing and mortgage markets, although falling interest rates prompted concerns about mortgage prepayments accelerating
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
What key strategies were used to manage the Fund during the abbreviated reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. dollar-denominated, high yield, fixed-rate corporate bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index (“the NUHY Select Index”). The NUHY Select Index is composed of U.S. dollar-denominated below investment grade corporate bonds with above average liquidity that satisfy certain ESG and low-carbon criteria. Below investment grade bonds are commonly referred to as “high yield” or “junk” bonds. The NUHY Select Index selects from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index (the “Base Index”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUHY Select Index. To the extent the NUHY Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUHY Select Index. The Fund rebalances its holdings monthly in response to the monthly NUHY Select Index rebalances.
During the abbreviated reporting period, the Fund worked to fully invest within its allocation targets to track the NUHY Select Index. As of January 31, 2020, the Fund’s net assets were invested in the following corporate bond sectors: 87.9% industrials, 7.2% financial institutions and 2.9% utilities and 0.8% government-related debt.
How did the Fund perform during the abbreviated reporting period ended January 31, 2020?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the abbreviated reporting period from the Fund’s commencement of operations on September 25, 2019 through January 31, 2020. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUHY Select Index, which the Fund is designed to track.
The Fund’s total return trailed that of the NUHY Select Index over this reporting period. The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUHY Select Index. Additionally, costs and expenses tend to be elevated during a Fund’s start-up phase when the portfolio is being fully invested, which is captured in this abbreviated reporting period. The NUHY Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
High yield corporate bonds delivered positive performance during the abbreviated reporting period. Investor sentiment improved as the U.S. and China agreed to a preliminary trade deal, which was signed in January 2020, and recession risks appeared to diminish with sustained moderate growth in the U.S. and stabilization in some economic indicators abroad. The optimistic tone continued to

Portfolio Managers’ Comments (continued)
support demand for high yield bonds, despite a modest increase in default activity in 2019, particularly in commodity-related sectors. As the reporting period closed, however, high yield credit spreads widened, equity markets sold off and commodity prices fell amid concern about the COVID-19 coronavirus outbreak and its dampening effect on global economic activity.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. investment grade bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg Barclays U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances.
During the reporting period, the Fund remained fully invested within its allocation targets to track the NUBD Select Index. As of January 31, 2020, the Fund’s net assets were invested in 38.7% U.S. Treasuries, 28.9% securitized debt, 25.2% corporate debt and 13.7% government-related debt.
How did the Fund perform during the six-month reporting period ended January 31, 2020?
The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the six-month, one-year and since inception periods ended January 31, 2020. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUBD Select Index, which the Fund is designed to track. The Fund’s total return slightly trailed that of the NUBD Select Index over this reporting period. The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index. The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
U.S. fixed income markets produced positive returns over the reporting period. The Federal Reserve lowered its benchmark interest rate three times in the second half of 2019 to help extend the economic cycle in the face of growing downside risks from trade tensions and weaker growth abroad. Geopolitical events including escalating tariff rhetoric, a U.S.-Iran military conflict and the COVID-19 coronavirus epidemic triggered bouts of risk aversion. However, optimism for a U.S.-China trade deal and improving macroeconomic indicators periodically swung sentiment in the other direction. Amid elevated interest rate volatility, the 10-year U.S. Treasury yield fell to 1.51% as of January 31, 2020 from 2.02% as of July 31, 2019. Longer maturity bonds generally outperformed shorter dated bonds, while performance across government and non-government sectors was broadly positive. Corporate bond credit spreads tightened amid a moderately healthy U.S. economy, strong stock market and robust investor demand for higher yielding assets. Securitized assets were well supported by favorable outlooks for consumer credit and the housing and mortgage markets, although falling interest rates prompted concerns about mortgage prepayments accelerating.

An Update on COVID-19 Coronavirus
The COVID-19 coronavirus pandemic has delivered an exogenous shock to the global economy. Containment efforts around the world have halted business and manufacturing operations and restricted people’s movement and travel. The disruptions to global supply chains, consumer demand, business investment and the global financial system are just beginning to be seen.
Although the virus was detected in China as early as December 2019, markets didn’t fully acknowledge the risks until February 2020, when large outbreaks were reported outside of China. Global stock markets sold off severely, reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note below 1% in March, an all-time low. Additionally, oil prices collapsed to an 18-year low in March on supply glut concerns, as shutdowns across the global economy curb oil demand while Saudi Arabia and Russia are flooding the market with cheap oil in a price war.
Central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. But markets will likely remain volatile until the health crisis itself is under control (via fewer new cases, slower spread and/or verified treatments). There are still many unknowns and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.
Nuveen is monitoring the situation carefully and continuously refining our views. Our portfolio management teams remain attuned to opportunities to seek risk-adjusted returns through all market environments.

Risk Considerations and Dividend Information
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. This is no guarantee the Fund's investment objective will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. Credit Risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG High Yield Corporate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund's dividends for the reporting period are presented in this report's Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.

Fund Performance and Expense Ratios (continued)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
Average Annual Total Returns as of January 31, 2020
	Total Returns as of January 31, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUAG at NAV	9/14/16	4.49%	10.88%	3.57%	0.20%
NUAG at Market Price	9/14/16	4.80%	11.11%	3.60%	0.20%
ICE BofAML Enhanced Yield U.S. Broad Bond Index	-	4.71%	11.56%	4.15%	-
ICE BofAML U.S. Broad Market Index	-	4.29%	9.96%	3.47%	-

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
Average Annual Total Returns as of January 31, 2020
	Total Returns as of January 31, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUSA at NAV	3/31/17	2.60%	5.80%	3.05%	0.20%
NUSA at Market Price	3/31/17	2.65%	5.76%	3.10%	0.20%
ICE BofAML Enhanced Yield 1-5 Year U.S. Broad Bond Index	-	2.77%	6.41%	3.40%	-
ICE BofAML 1-5 Year U.S. Broad Market Index	-	2.37%	5.50%	2.88%	-

Fund Performance and Expense Ratios (continued)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of January 31, 2020
		Cumulative
	Inception Date	Since Inception	Expense Ratio
NUHY at NAV	9/25/19	1.99%	0.35%
NUHY at Market Price	9/25/19	2.16%	0.35%
Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index	-	2.41%	-
Bloomberg Barclays U.S. High Yield Very Liquid Index	-	2.33%	-

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
Average Annual Total Returns as of January 31, 2020
	Total Returns as of January 31, 2020
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratio
NUBD at NAV	9/29/17	3.93%	9.29%	4.40%	0.20%
NUBD at Market Price	9/29/17	4.06%	9.37%	4.49%	0.20%
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index	-	4.08%	9.38%	4.61%	-
Bloomberg Barclays U.S. Aggregate Bond Index	-	4.20%	9.64%	4.67%	-

Yields    as of January 31, 2020
Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Rate	3.05%
SEC 30-Day Yield	2.14%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Dividend Rate	2.55%
SEC 30-Day Yield	1.79%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)

Dividend Rate	3.30%
SEC 30-Day Yield	4.41%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)

Dividend Rate	2.26%
SEC 30-Day Yield	1.71%

Holding Summaries    as of January 31, 2020
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all three of Moody's S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Fund Allocation (% of net assets)
Securitized	36.2%
Corporate Debt	34.7%
U.S. Treasury	23.1%
Government Related - Long-Term	5.0%
U.S. Government and Agency Obligations	15.8%
Other Assets Less Liabilities	(14.8)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	42.6%
Financials	21.6%
Utility	35.8%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	0.7%
AA	2.4%
A	11.3%
BBB	19.8%
U.S. Treasury/Agency	65.8%
Total	100%

Holding Summaries    as of January 31, 2020 (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Fund Allocation (% of net assets)
Corporate Debt	47.0%
Securitized	26.9%
U.S. Treasury	26.2%
U.S. Government and Agency Obligations	0.8%
Other Assets Less Liabilities	(0.9)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	24.8%
Financials	48.4%
Utility	26.8%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	14.9%
AA	5.7%
A	18.3%
BBB	23.1%
U.S. Treasury/Agency	38.0%
Total	100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Fund Allocation (% of net assets)
Corporate Debt	98.0%
U.S. Government and Agency Obligations	0.8%
Other Assets Less Liabilities	1.2%
Net Assets	100%

Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	89.7%
Financials	7.3%
Utility	3.0%
Total	100%
Portfolio Credit Quality (% of total investments)
BBB	7.7%
BB or Lower	91.5%
U.S. Treasury/Agency	0.8%
Total	100%

Holding Summaries    as of January 31, 2020 (continued)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Fund Allocation (% of net assets)
U.S. Treasury	38.7%
Securitized	28.9%
Corporate Debt	25.2%
Government Related - Long-Term	6.2%
U.S. Government and Agency Obligations	7.5%
Other Assets Less Liabilities	(6.5)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	60.7%
Financials	31.6%
Utility	7.7%
Total	100%
Portfolio Credit Quality (% of total investments)
AAA	4.4%
AA	3.8%
A	13.7%
BBB	6.9%
U.S. Treasury/Agency	71.2%
Total	100%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Since NUHY’s expense example below reflects only the first 129 days of the Fund’s operations, it may not provide a meaningful understanding of the Fund’s ongoing expenses.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2020.
The beginning of the period for NUAG, NUSA and NUBD is August 1, 2019 and NUHY is September 25, 2019 (commencement of operations).
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,044.90
Expenses Incurred During Period	$ 1.08
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.08
Expenses Incurred During the Period	$ 1.07
Expenses are equal to the Fund's annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,026.00
Expenses Incurred During Period	$ 1.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.03
Expenses Incurred During the Period	$ 1.12
Expenses are equal to the Fund's annualized net expense ratio of 0.22% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,019.90
Expenses Incurred During Period	$ 1.28
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,016.35
Expenses Incurred During the Period	$ 1.28
Expenses are equal to the Fund's annualized net expense ratio of 0.36% multiplied by the average account value over the period, multiplied by 129/366 (to reflect the 129 days in the period since commencement of operations).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,039.30
Expenses Incurred During Period	$ 1.13
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.03
Expenses Incurred During the Period	$ 1.12
Expenses are equal to the Fund's annualized net expense ratio of 0.22% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	SECURITIZED – 36.2%
$ 250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	AAA	$264,470
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	531,854
1,142	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	1,225,129
617	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	648,141
699	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	745,239
63	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	65,275
774	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	806,672
978	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	1,019,268
285	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	300,315
505	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	531,884
797	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	830,272
182	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	191,617
408	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	425,331
128	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	135,659
426	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	444,500
680	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	706,077
329	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	343,690
395	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	407,534
477	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	487,983
14,254	Fannie Mae Pool MA3774, (DD1)	3.000%	9/01/49	Aaa	14,579,968
11,816	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	12,087,501
300	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	306,974
727	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	769,755
350	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	365,969
52	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	55,629
623	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	653,342
179	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	189,762
222	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	231,853
142	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	148,828
368	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	383,753
296	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	306,876
408	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	420,896
2,886	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	2,970,685
11,453	Ginnie Mae II Pool MA6338, (DD1)	3.000%	12/20/49	N/R	11,784,979
500	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	508,799
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA+	251,780

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	$ 265,460
$ 54,711	Total Securitized (cost $55,916,223)				56,393,719

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 34.7%
	Financials – 7.5%
$ 215	Air Lease Corp	3.875%	7/03/23	BBB	$227,645
109	Aircastle Ltd	5.000%	4/01/23	BBB-	118,030
100	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	107,907
150	Ally Financial Inc	8.000%	11/01/31	BBB-	210,750
561	American International Group Inc	4.200%	4/01/28	BBB+	631,587
151	Anthem Inc	3.700%	9/15/49	A	152,044
145	Aon Corp	3.750%	5/02/29	A-	159,747
136	AXIS Specialty Finance PLC	4.000%	12/06/27	A-	149,429
137	Bank of Montreal	3.803%	12/15/32	A+	146,124
40	Barclays Bank PLC	3.750%	5/15/24	A1	42,868
300	Barclays PLC	3.932%	5/07/25	A	319,495
250	Barclays PLC	5.250%	8/17/45	A	316,995
62	Boston Properties LP	2.900%	3/15/30	A-	63,914
27	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	29,868
351	Capital One Financial Corp	3.800%	1/31/28	A-	382,192
141	Charles Schwab Corp	3.250%	5/22/29	A	152,179
317	Citigroup Inc	4.125%	7/25/28	A-	351,929
437	Citigroup Inc	4.750%	5/18/46	A-	540,034
131	CNA Financial Corp	3.900%	5/01/29	A-	145,441
147	Discover Bank	4.650%	9/13/28	BBB+	169,203
196	Fifth Third Bancorp	3.950%	3/14/28	A-	219,886
139	GATX Corp	4.550%	11/07/28	BBB	156,603
600	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	675,811
20	Goldman Sachs Group Inc	3.750%	2/25/26	A	21,646
26	Goldman Sachs Group Inc	3.500%	11/16/26	A	27,775
134	Goldman Sachs Group Inc	4.223%	5/01/29	A	151,168
376	Goldman Sachs Group Inc	4.411%	4/23/39	A	445,834
212	Hartford Financial Services Group Inc	4.400%	3/15/48	BBB+	253,640
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB+	19,125
104	Highwoods Realty LP	3.050%	2/15/30	BBB	106,303
212	Humana Inc	3.850%	10/01/24	BBB+	228,215
101	Huntington Bancshares Inc/OH	4.000%	5/15/25	A-	110,721
311	International Lease Finance Corp	8.625%	1/15/22	BBB	349,894
145	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	158,846
4	JPMorgan Chase & Co	3.702%	5/06/30	AA-	4,411

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 153	JPMorgan Chase & Co	3.964%	11/15/48	AA-	$179,400
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	42,737
202	Lazard Group LLC	4.500%	9/19/28	A-	230,956
28	Lincoln National Corp	4.200%	3/15/22	A-	29,346
300	Lloyds Banking Group PLC	2.438%	2/05/26	A+	301,993
145	Manulife Financial Corp	4.061%	2/24/32	A-	154,206
136	Markel Corp	5.000%	5/20/49	BBB+	168,602
132	MetLife Inc	3.000%	3/01/25	A-	139,469
13	Morgan Stanley	4.350%	9/08/26	A-	14,477
200	Morgan Stanley	4.457%	4/22/39	A	243,195
26	Physicians Realty LP	3.950%	1/15/28	BBB-	27,875
108	Principal Financial Group Inc	3.700%	5/15/29	A-	119,905
153	Prudential Financial Inc	5.375%	5/15/45	BBB+	166,311
212	Raymond James Financial Inc	3.625%	9/15/26	BBB+	229,653
8	Realty Income Corp	3.650%	1/15/28	A-	8,788
186	Regions Financial Corp	3.800%	8/14/23	BBB+	198,284
18	Reinsurance Group of America Inc	4.700%	9/15/23	A	19,689
246	Royal Bank of Scotland Group PLC	4.269%	3/22/25	A	264,272
29	Sabra Health Care LP	4.800%	6/01/24	BBB-	31,106
141	Santander Holdings USA Inc, 144A	3.244%	10/05/26	BBB+	144,517
27	Service Properties Trust	4.375%	2/15/30	BBB-	27,413
146	Synchrony Financial	3.950%	12/01/27	BBB-	155,646
130	Toronto-Dominion Bank	3.625%	9/15/31	A2	139,677
99	Truist Bank	3.300%	5/15/26	A	105,408
104	UDR Inc	3.000%	8/15/31	BBB+	108,166
29	UnitedHealth Group Inc	3.850%	6/15/28	A+	32,469
186	Unum Group	4.500%	12/15/49	BBB	188,811
108	Ventas Realty LP	4.400%	1/15/29	BBB+	121,825
26	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB	29,375
132	Wells Fargo & Co	4.750%	12/07/46	A	163,441
147	Welltower Inc	4.250%	4/15/28	BBB+	165,004
146	Westpac Banking Corp	4.322%	11/23/31	A+	158,885
194	Willis North America Inc	4.500%	9/15/28	BBB	220,475
10,455	Total Financials				11,678,635
	Industrial – 14.8%
206	Abbott Laboratories	4.750%	11/30/36	A-	264,257
380	AbbVie Inc	3.600%	5/14/25	A-	406,139
196	AbbVie Inc, 144A	4.050%	11/21/39	A-	213,264
310	Allergan Funding SCS	3.850%	6/15/24	BBB	330,530
200	Altria Group Inc	5.800%	2/14/39	A3	242,062

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 140	American Tower Corp	3.800%	8/15/29	BBB	$152,353
198	Amgen Inc	4.563%	6/15/48	A-	236,941
803	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	A-	899,746
140	Apache Corp	4.750%	4/15/43	BBB	136,874
248	AT&T Inc	4.350%	3/01/29	A-	279,730
210	AT&T Inc	5.375%	10/15/41	A-	260,639
153	AT&T Inc	4.900%	6/15/42	A-	182,365
205	AT&T Inc	4.300%	12/15/42	A-	225,442
256	AT&T Inc	4.350%	6/15/45	A-	283,150
138	AutoNation Inc	4.500%	10/01/25	BBB-	151,059
27	Baxter International Inc	3.500%	8/15/46	A-	27,641
148	Becton Dickinson and Co	4.685%	12/15/44	BBB	182,064
129	Bell Canada Inc	4.464%	4/01/48	BBB+	155,255
133	Booking Holdings Inc	3.550%	3/15/28	A-	145,126
147	BorgWarner Inc	4.375%	3/15/45	BBB+	159,615
190	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	212,918
100	Cardinal Health Inc	4.500%	11/15/44	BBB	102,761
126	Cenovus Energy Inc	4.250%	4/15/27	BBB	134,472
363	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	418,263
438	Cigna Corp, 144A	4.500%	2/25/26	A-	489,358
212	Cimarex Energy Co	4.375%	6/01/24	BBB-	225,342
109	Columbia Pipeline Group Inc	5.800%	6/01/45	A3	142,096
129	Comcast Corp	4.600%	10/15/38	A-	159,137
252	Constellation Brands Inc	3.600%	2/15/28	BBB	271,891
104	Crown Castle International Corp	3.100%	11/15/29	BBB	107,683
562	CSX Corp	4.250%	3/15/29	BBB+	647,434
561	CVS Health Corp	4.875%	7/20/35	BBB	669,656
96	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	134,070
320	Discovery Communications LLC	4.900%	3/11/26	BBB-	362,568
256	Dow Chemical Co	4.800%	5/15/49	BBB+	300,251
141	Eaton Corp	4.150%	11/02/42	A-	168,026
16	Ecolab Inc	3.250%	12/01/27	A-	17,333
29	Electronic Arts Inc	4.800%	3/01/26	A-	33,454
151	Embraer Netherlands Finance BV	5.050%	6/15/25	BBB	166,855
135	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	150,455
143	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	165,303
400	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	483,554
191	EQM Midstream Partners LP	4.000%	8/01/24	BBB-	182,556
146	FedEx Corp	3.100%	8/05/29	BBB	149,416
252	FedEx Corp	3.900%	2/01/35	BBB	266,213

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 150	Fiserv Inc	3.500%	7/01/29	BBB	$161,635
201	Ford Motor Co	4.750%	1/15/43	BBB	187,434
125	Fortive Corp	4.300%	6/15/46	Baa1	137,575
250	General Motors Co	6.600%	4/01/36	BBB	304,170
137	Global Payments Inc	4.450%	6/01/28	BBB-	154,953
126	Grupo Televisa SAB	5.000%	5/13/45	BBB+	140,969
144	HCA Inc	4.125%	6/15/29	BBB-	155,836
135	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	148,138
132	Hess Corp	4.300%	4/01/27	BBB-	140,923
127	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB+	158,780
146	International Paper Co	4.400%	8/15/47	BBB	159,870
10	Interpublic Group of Cos Inc	3.750%	2/15/23	BBB+	10,525
140	JM Smucker Co	4.250%	3/15/35	BBB	157,231
133	Johnson Controls International plc	4.625%	7/02/44	BBB+	154,291
256	Kinder Morgan Inc/DE	4.300%	3/01/28	BBB	282,923
310	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	357,834
186	Lowe's Cos Inc	3.650%	4/05/29	BBB+	202,792
206	LYB International Finance III LLC	4.200%	10/15/49	BBB+	214,487
141	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	146,486
136	Marriott International Inc/MD	4.500%	10/01/34	BBB	158,333
83	McDonald's Corp	4.700%	12/09/35	BBB+	103,467
140	McDonald's Corp	4.875%	7/15/40	BBB+	172,536
142	Mondelez International Inc	4.125%	5/07/28	Baa1	161,858
139	Mosaic Co	4.050%	11/15/27	BBB-	148,857
99	MPLX LP	4.500%	7/15/23	BBB	106,214
260	Newmont Corp	3.500%	3/15/22	BBB	268,156
153	Noble Energy Inc	3.900%	11/15/24	BBB	163,077
132	Nordstrom Inc	6.950%	3/15/28	BBB+	162,393
150	Norfolk Southern Corp	4.150%	2/28/48	BBB+	177,420
153	Nutrien Ltd	6.125%	1/15/41	BBB	201,918
233	Occidental Petroleum Corp	6.600%	3/15/46	BBB+	309,600
320	ONEOK Inc	4.550%	7/15/28	BBB	352,702
135	Oracle Corp	3.800%	11/15/37	A+	153,407
134	Orange SA	5.375%	1/13/42	BBB+	180,436
200	Phillips 66	4.650%	11/15/34	A3	239,640
140	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	155,660
29	Rayonier Inc	3.750%	4/01/22	BBB-	29,495
152	Republic Services Inc	3.950%	5/15/28	BBB+	171,086
264	Reynolds American Inc	5.700%	8/15/35	BBB+	315,792
143	Rogers Communications Inc	5.000%	3/15/44	BBB+	181,742
100	RPM International Inc	4.250%	1/15/48	BBB	105,240

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 139	Seagate HDD Cayman	4.875%	6/01/27	Baa3	$150,166
273	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	310,357
150	Starbucks Corp	3.550%	8/15/29	BBB+	166,385
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB	193,617
200	TransCanada PipeLines Ltd	5.100%	3/15/49	A-	248,730
510	Union Pacific Corp	4.300%	3/01/49	A-	610,106
248	United Technologies Corp	3.750%	11/01/46	BBB+	283,720
100	University of Southern California	3.226%	10/01/20	AA	100,690
199	Valero Energy Corp	3.650%	3/15/25	BBB	214,117
697	Verizon Communications Inc	4.750%	11/01/41	A-	872,280
274	ViacomCBS Inc	2.900%	1/15/27	BBB	279,835
198	Vodafone Group PLC	4.875%	6/19/49	BBB	236,850
193	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa2	208,125
150	Waste Management Inc	3.450%	6/15/29	A-	164,312
196	Western Midstream Operating LP	4.650%	7/01/26	BBB-	205,320
196	Williams Cos Inc	3.750%	6/15/27	BBB	207,112
66	WPP Finance 2010	3.750%	9/19/24	BBB+	70,767
26	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	32,062
20,246	Total Industrial				23,045,749
	Utility – 12.4%
212	AEP Texas Inc	4.150%	5/01/49	A-	247,677
200	Ameren Illinois Co	4.150%	3/15/46	A1	241,352
150	American Water Capital Corp	4.300%	12/01/42	A	177,707
273	Appalachian Power Co	4.400%	5/15/44	A-	326,533
460	Berkshire Hathaway Energy Co	3.800%	7/15/48	A-	514,162
317	Black Hills Corp	3.150%	1/15/27	BBB+	328,048
391	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	433,766
570	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	598,616
260	CMS Energy Corp	4.700%	3/31/43	Baa1	312,521
446	Consolidated Edison Co of New York Inc	3.700%	11/15/59	A-	490,580
412	Dominion Energy Inc	5.250%	8/01/33	BBB+	512,909
497	Dominion Energy Inc	4.700%	12/01/44	BBB+	600,832
338	DTE Electric Co	3.750%	8/15/47	Aa3	387,628
1,260	Duke Energy Corp	3.750%	9/01/46	BBB+	1,346,019
512	Duke Energy Progress LLC	3.600%	9/15/47	Aa3	565,986
190	Edison International	5.750%	6/15/27	BBB-	219,476
338	Emera US Finance LP	4.750%	6/15/46	BBB	411,168
254	Enel Chile SA	4.875%	6/12/28	BBB+	285,115
224	Entergy Corp	2.950%	9/01/26	BBB	233,789
62	Entergy Texas Inc	3.550%	9/30/49	A	67,791

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 16	Evergy Metro Inc	5.300%	10/01/41	A+	$21,137
97	Evergy Metro Inc	4.200%	6/15/47	A+	118,822
104	Evergy Metro Inc	4.125%	4/01/49	A+	125,430
100	Eversource Energy	3.450%	1/15/50	BBB+	103,179
300	Exelon Corp	4.950%	6/15/35	BBB+	363,561
941	Exelon Corp	4.450%	4/15/46	BBB+	1,105,772
517	FirstEnergy Corp	4.850%	7/15/47	BBB	637,197
196	Georgia Power Co	2.650%	9/15/29	A-	199,273
259	Indiana Michigan Power Co	3.750%	7/01/47	A-	290,257
504	Interstate Power & Light Co	4.700%	10/15/43	A-	603,158
29	ITC Holdings Corp	5.300%	7/01/43	BBB+	37,407
113	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	Aaa	139,286
194	National Grid USA	5.803%	4/01/35	BBB+	242,815
320	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A1	359,277
438	NextEra Energy Capital Holdings Inc	3.500%	4/01/29	A-	475,932
292	NiSource Inc	5.250%	2/15/43	BBB+	368,815
249	NiSource Inc	4.800%	2/15/44	BBB+	300,781
320	NiSource Inc	3.950%	3/30/48	BBB+	347,264
372	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	463,118
200	Oncor Electric Delivery Co LLC	5.300%	6/01/42	A+	274,242
398	PPL Capital Funding Inc	4.700%	6/01/43	BBB+	473,249
337	Puget Energy Inc	3.650%	5/15/25	BBB	356,795
190	Sempra Energy	4.050%	12/01/23	BBB+	203,953
205	Southern California Edison Co	3.400%	6/01/23	A-	215,355
372	Southern California Gas Co	3.950%	2/15/50	Aa2	441,051
133	Southern Co	4.250%	7/01/36	BBB+	151,922
515	Southern Co	4.400%	7/01/46	BBB+	598,008
391	Southern Co Gas Capital Corp	4.400%	6/01/43	A-	454,058
311	Spire Inc	4.700%	8/15/44	BBB+	369,793
262	Wisconsin Public Service Corp	3.300%	9/01/49	A+	277,374
611	Xcel Energy Inc	4.800%	9/15/41	BBB+	727,813
196	Xcel Energy Inc	3.500%	12/01/49	BBB+	207,034
16,848	Total Utility				19,354,803
$ 47,549	Total Corporate Debt (cost $53,204,274)				54,079,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 23.1%
$ 2,075	United States Treasury Note/Bond	2.625%	7/31/20	Aaa	$2,085,537
16,968	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	17,260,300

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 7,473	United States Treasury Note/Bond	2.000%	12/31/21	Aaa	$7,562,910
3,068	United States Treasury Note/Bond	1.750%	6/15/22	Aaa	3,098,680
258	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	258,383
2,987	United States Treasury Note/Bond	3.125%	11/15/28	Aaa	3,386,861
934	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	1,003,941
1,130	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	1,140,991
124	United States Treasury Note/Bond	2.250%	8/15/49	Aaa	130,539
$ 35,017	Total U.S. Treasury (cost $35,784,730)				35,928,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.0%
	Government Agency – 1.6%
$ 496	Federal Home Loan Mortgage Corp	6.250%	7/15/32	Aaa	$738,312
517	Federal National Mortgage Association	6.625%	11/15/30	Aaa	759,856
529	Petroleos Mexicanos	5.350%	2/12/28	BBB+	533,787
375	Tennessee Valley Authority	3.500%	12/15/42	Aaa	447,336
1,917	Total Government Agency				2,479,291
	Municipal Bonds – 1.7% (3)
95	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	AA-	146,652
83	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	Aa2	83,405
260	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	Aa2	437,980
135	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	176,190
95	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A1	106,897
95	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	AA	106,334
60	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	62,559
105	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB	118,465
95	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	Aa3	127,828
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	AA-	402,285
100	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A	143,430
135	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	A-	192,467

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$ 32	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	Aa1	$37,942
60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	74,720
120	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	132,025
81	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	97,661
145	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	160,761
10	University of Texas System (No Optional Call)	3.852%	8/15/46	AAA	12,388
2,006	Total Municipal Bonds				2,619,989
	Sovereign Debt – 1.7%
24	Chile Government International Bond	3.500%	1/25/50	A+	26,112
209	Colombia Government International Bond	6.125%	1/18/41	Baa2	282,451
200	Mexico Government International Bond	6.050%	1/11/40	A3	268,000
497	Mexico Government International Bond	4.350%	1/15/47	A3	544,712
260	Panama Government International Bond	4.300%	4/29/53	BBB+	316,550
312	Peruvian Government International Bond	4.125%	8/25/27	A3	355,524
200	Philippine Government International Bond	3.750%	1/14/29	BBB+	226,315
200	Philippine Government International Bond	3.700%	2/02/42	BBB+	234,620
126	Republic of Italy Government International Bond	5.375%	6/15/33	BBB	152,537
251	Uruguay Government International Bond	5.100%	6/18/50	BBB	316,887
2,279	Total Sovereign Debt				2,723,708
$ 6,202	Total Government Related (cost $7,434,170)				7,822,988
	Total Long-Term Investments (cost $152,339,397)				154,224,036

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 15.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.8%
$ 24,660	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$ 24,660,000
	Total Short-Term Investments (cost $24,660,000)				24,660,000
	Total Investments (cost $176,999,397) – 114.8%				178,884,036
	Other Assets Less Liabilities – (14.8)%				(23,065,470)
	Net Assets – 100%				$ 155,818,566

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 100.1%
	CORPORATE DEBT – 47.0%
	Financials – 22.8%
$ 200	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB	$219,154
175	Air Lease Corp	2.250%	1/15/23	BBB	176,508
107	Aircastle Ltd	4.400%	9/25/23	BBB-	114,794
86	American Express Co	3.400%	2/22/24	A	91,076
100	Ares Capital Corp	3.250%	7/15/25	BBB	100,944
121	Bank of America Corp	5.000%	5/13/21	A+	126,085
350	Bank of America Corp	3.458%	3/15/25	A+	370,450
86	Bank of Montreal	3.300%	2/05/24	AA-	90,709
212	Bank of New York Mellon Corp	3.450%	8/11/23	AA-	224,658
86	Bank of Nova Scotia	3.400%	2/11/24	AA-	91,049
200	Barclays PLC	3.932%	5/07/25	A	212,997
48	BlackRock Inc	4.250%	5/24/21	AA-	49,639
86	Canadian Imperial Bank of Commerce	3.100%	4/02/24	AA-	90,015
271	Capital One Financial Corp	4.750%	7/15/21	A-	282,356
284	Citigroup Inc	4.044%	6/01/24	A	302,853
104	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	104,805
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB	207,063
100	Discover Bank	3.350%	2/06/23	BBB+	103,852
125	Fifth Third Bancorp	2.600%	6/15/22	A-	127,236
165	Goldman Sachs Group Inc	3.625%	2/20/24	A	175,488
200	HSBC Holdings PLC	5.100%	4/05/21	A+	207,661
96	Humana Inc	2.900%	12/15/22	BBB+	98,459
314	JPMorgan Chase & Co	4.500%	1/24/22	AA-	330,793
129	JPMorgan Chase & Co	3.797%	7/23/24	AA-	137,081
128	Marsh & McLennan Cos Inc	3.875%	3/15/24	A-	137,848
212	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A1	224,798
175	Morgan Stanley	2.625%	11/17/21	A	177,742
55	Northern Trust Corp	3.375%	8/23/21	AA-	56,494
96	PNC Financial Services Group Inc	3.300%	3/08/22	A+	99,066
75	Prudential Financial Inc	5.625%	6/15/43	BBB+	81,110
75	Prudential Financial Inc	5.200%	3/15/44	BBB+	79,988
400	Royal Bank of Scotland Group PLC	4.269%	3/22/25	A	429,710
86	Sabra Health Care LP	4.800%	6/01/24	BBB-	92,245
100	Santander Holdings USA Inc	3.500%	6/07/24	BBB+	104,328
59	SL Green Realty Corp	4.500%	12/01/22	BBB	62,422

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 46	Stifel Financial Corp	3.500%	12/01/20	BBB	$46,566
212	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A1	225,010
100	Synchrony Financial	2.850%	7/25/22	BBB-	101,941
86	Synchrony Financial	4.375%	3/19/24	BBB-	92,385
100	Toronto-Dominion Bank	2.650%	6/12/24	Aa3	103,615
86	Trinity Acquisition PLC	4.625%	8/15/23	BBB	93,260
115	Truist Financial Corp	2.050%	5/10/21	A+	115,593
115	US Bancorp	2.625%	1/24/22	AA-	117,140
156	Wells Fargo & Co	3.500%	3/08/22	A+	161,622
86	Wells Fargo & Co	3.750%	1/24/24	A+	91,848
128	Welltower Inc	3.950%	9/01/23	BBB+	136,513
6,536	Total Financials				6,866,969
	Industrial – 11.6%
86	AbbVie Inc	3.750%	11/14/23	A-	91,530
100	American Tower Corp	2.400%	3/15/25	BBB	101,312
211	AT&T Inc	3.800%	3/15/22	A-	219,720
100	BAT Capital Corp	2.789%	9/06/24	BBB+	102,082
126	Becton Dickinson and Co	3.125%	11/08/21	BBB	128,747
128	Bristol-Myers Squibb Co, 144A	2.750%	2/15/23	A+	131,710
86	Broadcom Inc, 144A	3.625%	10/15/24	BBB-	90,506
59	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	60,375
86	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	93,451
110	Constellation Brands Inc	2.650%	11/07/22	BBB	112,452
125	CVS Health Corp	2.625%	8/15/24	BBB	128,055
100	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	BBB+	101,576
89	eBay Inc	2.875%	8/01/21	BBB+	90,108
100	Energy Transfer Operating LP	4.250%	3/15/23	BBB-	105,226
100	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	108,861
126	Fortive Corp	2.350%	6/15/21	Baa1	126,683
374	General Motors Financial Co Inc	4.375%	9/25/21	BBB	388,162
86	Global Payments Inc	4.000%	6/01/23	BBB-	91,450
86	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB+	88,327
100	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	106,747
55	McDonald's Corp	2.625%	1/15/22	BBB+	55,988
110	Mosaic Co	3.250%	11/15/22	BBB-	113,381
126	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	A-	129,448
55	Norfolk Southern Corp	3.250%	12/01/21	BBB+	56,299
100	Occidental Petroleum Corp	2.900%	8/15/24	BBB+	102,148
100	ONEOK Inc	2.750%	9/01/24	BBB	102,188
46	Quest Diagnostics Inc	4.700%	4/01/21	BBB+	47,540

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 46	Roper Technologies Inc	2.800%	12/15/21	BBB+	$46,819
100	Ryder System Inc	2.500%	9/01/24	A-	102,036
36	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	36,996
86	Union Pacific Corp	3.150%	3/01/24	A-	90,416
110	ViacomCBS Inc	2.900%	6/01/23	BBB	113,462
46	Xylem Inc/NY	4.875%	10/01/21	BBB	48,300
3,394	Total Industrial				3,512,101
	Utility – 12.6%
100	Ameren Corp	2.500%	9/15/24	Baa1	101,910
100	American Water Capital Corp	3.850%	3/01/24	A	107,172
85	Appalachian Power Co	4.600%	3/30/21	A-	87,232
99	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	103,368
100	CMS Energy Corp	3.875%	3/01/24	Baa1	106,768
69	Consolidated Edison Inc	2.000%	5/15/21	BBB+	69,246
59	Dominion Energy Inc	4.104%	4/01/21	BBB	60,378
200	DTE Energy Co	3.500%	6/01/24	BBB+	210,845
288	Duke Energy Carolinas LLC	3.050%	3/15/23	Aa2	299,696
100	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	116,776
150	Entergy Louisiana LLC	5.400%	11/01/24	A	174,229
100	Evergy Inc	2.450%	9/15/24	BBB+	101,723
96	Eversource Energy	2.500%	3/15/21	BBB+	96,737
100	Eversource Energy	2.750%	3/15/22	BBB+	101,916
298	Exelon Corp	3.497%	6/01/22	BBB	307,090
150	Georgia Power Co	2.200%	9/15/24	A-	151,768
110	ITC Holdings Corp	2.700%	11/15/22	BBB+	112,169
62	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A1	63,609
55	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	A-	56,634
85	PacifiCorp	2.950%	2/01/22	A+	86,896
100	PacifiCorp	3.600%	4/01/24	A+	106,931
360	PSEG Power LLC	3.850%	6/01/23	BBB+	380,654
215	Sempra Energy	2.900%	2/01/23	BBB+	221,409
94	Southern California Edison Co	1.845%	2/01/22	A-	92,707
91	Southern California Edison Co	3.400%	6/01/23	A-	95,597
161	Southern Co	2.350%	7/01/21	BBB+	162,170
111	Virginia Electric & Power Co	2.950%	1/15/22	A2	113,189
115	Xcel Energy Inc	2.400%	3/15/21	BBB+	115,815
3,653	Total Utility				3,804,634
$ 13,583	Total Corporate Debt (cost $13,746,365)				14,183,704

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 26.9%
$ 500	American Express Credit Account Master Trust	2.990%	12/15/23	AAA	$509,326
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	104,187
500	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	508,705
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	124,470
300	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	321,361
250	Discover Card Execution Note Trust	3.110%	1/16/24	AAA	255,699
507	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	532,367
226	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	236,029
166	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	173,291
949	Fannie Mae Pool MA3738	3.000%	8/01/34	N/R	977,737
386	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	397,964
97	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	100,382
99	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	102,406
598	Fannie Mae Pool MA3930	2.500%	2/01/35	N/R	608,876
500	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	503,508
200	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	205,767
296	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	310,372
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	101,240
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	320,811
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	215,908
259	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	Aaa	259,139
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	251,835
150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	153,240
550	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	575,972
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Aaa	123,074
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	145,250
$ 7,861	Total Securitized (cost $7,997,261)				8,118,916

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.2%
$ 117	United States Treasury Note/Bond	1.375%	2/15/20	Aaa	$116,990
1,716	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	1,745,561
885	United States Treasury Note/Bond	1.875%	2/28/22	Aaa	894,576
400	United States Treasury Note/Bond	2.125%	5/15/22	Aaa	407,125
1,262	United States Treasury Note/Bond	1.750%	6/30/22	Aaa	1,274,718
250	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	250,371
316	United States Treasury Note/Bond	2.000%	10/31/22	Aaa	321,839
191	United States Treasury Note/Bond	2.000%	11/30/22	Aaa	194,633
508	United States Treasury Note/Bond	2.375%	1/31/23	Aaa	523,796
340	United States Treasury Note/Bond	2.500%	3/31/23	Aaa	352,498

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 762	United States Treasury Note/Bond	2.750%	4/30/23	Aaa	$796,707
170	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	179,835
170	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	177,789
500	United States Treasury Note/Bond	1.750%	6/30/24	Aaa	509,023
100	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	99,676
50	United States Treasury Note/Bond	1.375%	1/31/25	N/R	50,115
$ 7,737	Total U.S. Treasury (cost $7,730,334)				7,895,252
	Total Long-Term Investments (cost $29,473,960)				30,197,872

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
$ 230	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$ 230,000
	Total Short-Term Investments (cost $230,000)				230,000
	Total Investments (cost $29,703,960) – 100.9%				30,427,872
	Other Assets Less Liabilities – (0.9)%				(271,633)
	Net Assets – 100%				$ 30,156,239
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.0%
	CORPORATE DEBT – 98.0%
	Financials – 7.2%
$ 360	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	$375,635
260	Centene Corp	4.750%	1/15/25	BBB-	268,341
470	Centene Corp, 144A	5.375%	6/01/26	BBB-	499,962
40	Centene Corp, 144A	5.375%	8/15/26	BBB-	42,500
130	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	133,250
300	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	305,250
630	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BBB-	698,201
130	LPL Holdings Inc, 144A	5.750%	9/15/25	BB	135,525
110	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB-	115,632
210	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	219,450
70	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	74,025
820	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	910,569
3,530	Total Financials				3,778,340
	Industrial – 87.9%
210	Acadia Healthcare Co Inc	5.625%	2/15/23	B-	212,799
150	AMC Entertainment Holdings Inc	5.750%	6/15/25	B3	133,500
170	AMC Networks Inc	5.000%	4/01/24	BB	173,400
50	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	53,135
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	BB	181,900
90	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	BB	98,505
170	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	BB+	150,535
170	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB+	132,549
170	Aramark Services Inc, 144A	5.000%	4/01/25	BB	177,101
400	Aramark Services Inc, 144A	5.000%	2/01/28	BB	419,000
130	ASP AMC Merger Sub Inc, 144A	8.000%	5/15/25	CCC	87,750
130	Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	131,137
110	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	109,417
240	Berry Global Inc, 144A	4.875%	7/15/26	BBB-	250,764
70	Bombardier Inc, 144A	8.750%	12/01/21	B	74,900
70	Bombardier Inc, 144A	7.500%	12/01/24	B-	67,988
90	Bombardier Inc, 144A	7.500%	3/15/25	B	86,513
130	Bombardier Inc, 144A	7.875%	4/15/27	B	123,169
630	Builders FirstSource Inc, 144A	5.625%	9/01/24	BB-	653,436
320	Calfrac Holdings LP, 144A	8.500%	6/15/26	Caa3	121,600

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 950	Camelot Finance SA, 144A	4.500%	11/01/26	B	$966,625
240	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B+	252,636
110	Cengage Learning Inc, 144A	9.500%	6/15/24	CCC	101,750
210	Chemours Co	6.625%	5/15/23	Ba3	206,730
300	Cheniere Energy Partners LP	5.250%	10/01/25	BB	309,000
470	Cheniere Energy Partners LP	5.625%	10/01/26	BB	492,326
150	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	157,860
340	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	370,175
300	CommScope Inc, 144A	5.500%	3/01/24	Ba3	308,250
640	CommScope Inc, 144A	6.000%	3/01/26	Ba3	671,201
240	CommScope Inc, 144A	8.250%	3/01/27	B-	246,600
360	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	344,700
210	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	190,575
850	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	899,937
470	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	492,912
360	Coty Inc, 144A	6.500%	4/15/26	B+	375,300
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	137,150
130	DCP Midstream Operating LP	5.375%	7/15/25	BB+	141,878
210	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB	209,181
150	Dun & Bradstreet Corp, 144A	10.250%	2/15/27	BB-	171,945
360	Elanco Animal Health Inc	4.272%	8/28/23	BB+	383,298
190	Encompass Health Corp	4.500%	2/01/28	B+	195,708
720	Encompass Health Corp	4.750%	2/01/30	B+	748,800
240	Energizer Holdings Inc, 144A	6.375%	7/15/26	B+	255,612
300	Energizer Holdings Inc, 144A	7.750%	1/15/27	B+	330,765
220	EnLink Midstream Partners LP	4.150%	6/01/25	BBB-	202,950
150	Entegris Inc, 144A	4.625%	2/10/26	BB	154,875
340	Envision Healthcare Corp, 144A	8.750%	10/15/26	CCC+	205,020
170	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC-	65,450
510	Frontier Communications Corp	10.500%	9/15/22	CCC-	232,050
840	Frontier Communications Corp	11.000%	9/15/25	CCC-	384,825
190	Gogo Intermediate Holdings LLC / Gogo Finance Co Inc, 144A	9.875%	5/01/24	B3	204,258
430	Goodyear Tire & Rubber Co	5.000%	5/31/26	BB	446,684
210	Goodyear Tire & Rubber Co	4.875%	3/15/27	BB	216,300
50	Gray Television Inc, 144A	5.875%	7/15/26	BB-	52,313
50	Gray Television Inc, 144A	7.000%	5/15/27	BB-	54,440
240	Greif Inc, 144A	6.500%	3/01/27	BB-	258,449
130	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	126,912
220	Hanesbrands Inc, 144A	4.625%	5/15/24	Ba2	230,450
400	Hanesbrands Inc, 144A	4.875%	5/15/26	Ba2	421,500
130	HCA Inc	5.375%	2/01/25	Ba2	145,288

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	HCA Inc	5.875%	2/15/26	Ba2	$126,363
190	HD Supply Inc, 144A	5.375%	10/15/26	Ba2	201,400
110	Herc Holdings Inc, 144A	5.500%	7/15/27	B+	114,917
860	Hertz Corp, 144A	7.125%	8/01/26	B-	913,750
550	Hertz Corp/The, 144A	5.500%	10/15/24	B-	558,019
210	Hilton Domestic Operating Co Inc	4.250%	9/01/24	BB+	213,150
340	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB+	356,048
260	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB+	274,950
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.625%	4/01/25	BB+	132,925
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB+	136,825
220	Hologic Inc, 144A	4.375%	10/15/25	BB-	224,033
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	206,131
50	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	55,313
110	IAA Inc, 144A	5.500%	6/15/27	BB-	116,727
1,000	iHeartCommunications Inc	8.375%	5/01/27	B-	1,087,490
320	Infor US Inc	6.500%	5/15/22	CCC+	322,400
190	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	96,900
260	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	221,650
340	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	341,275
240	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	247,200
210	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	219,450
400	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	408,040
170	KAR Auction Services Inc, 144A	5.125%	6/01/25	B+	174,391
190	Laureate Education Inc, 144A	8.250%	5/01/25	BB-	203,537
190	Lennar Corp	4.750%	11/29/27	Baa2	210,425
190	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	BB-	205,675
150	Masonite International Corp, 144A	5.375%	2/01/28	BB+	157,922
1,310	Mattel Inc, 144A	6.750%	12/31/25	BB-	1,404,975
90	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB+	98,171
60	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	66,750
210	Michaels Stores Inc, 144A	8.000%	7/15/27	B1	187,687
1,030	Navistar International Corp, 144A	6.625%	11/01/25	B+	1,077,205
220	NCR Corp, 144A	5.750%	9/01/27	BB	234,345
240	NCR Corp, 144A	6.125%	9/01/29	BB	261,876
70	Netflix Inc	4.375%	11/15/26	BB-	73,570
110	Netflix Inc	4.875%	4/15/28	BB-	117,700
130	Netflix Inc	5.875%	11/15/28	BB-	146,399
220	Netflix Inc	6.375%	5/15/29	BB-	256,850
70	Netflix Inc, 144A	5.375%	11/15/29	BB-	76,191
360	Nokia Oyj	4.375%	6/12/27	BB+	379,800
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB+	224,657

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 150	OCI NV, 144A	6.625%	4/15/23	BB	$155,700
320	Open Text Corp, 144A	5.875%	6/01/26	BB	338,000
220	Parkland Fuel Corp, 144A	6.000%	4/01/26	BB	231,550
110	Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	116,567
70	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	74,346
210	Pitney Bowes Inc	4.125%	10/01/21	BB	214,177
550	Plantronics Inc, 144A	5.500%	5/31/23	B+	530,750
170	Prestige Brands Inc, 144A	6.375%	3/01/24	B+	175,312
1,260	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	9.250%	5/15/23	B-	1,319,850
300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	296,325
90	Qorvo Inc	5.500%	7/15/26	BB+	95,175
170	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	171,062
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	135,037
210	Sabre GLBL Inc, 144A	5.375%	4/15/23	BB	213,675
70	Sabre GLBL Inc, 144A	5.250%	11/15/23	BB	71,664
170	Sally Holdings LLC / Sally Capital Inc	5.625%	12/01/25	BB-	175,950
420	SBA Communications Corp	4.000%	10/01/22	BB-	427,350
400	SBA Communications Corp	4.875%	9/01/24	BB-	413,500
130	Select Medical Corp, 144A	6.250%	8/15/26	B-	140,248
240	Sensata Technologies UK Financing Co PLC, 144A	6.250%	2/15/26	BB+	252,036
110	Service Corp International/US	4.625%	12/15/27	BB	115,022
170	Service Corp International/US	5.125%	6/01/29	BB	181,033
400	ServiceMaster Co LLC/The, 144A	5.125%	11/15/24	BB-	413,388
50	SESI LLC	7.750%	9/15/24	B-	31,131
150	Signature Aviation US Holdings Inc, 144A	5.375%	5/01/26	BB	155,625
170	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	172,159
280	Sirius XM Radio Inc, 144A	4.625%	7/15/24	BB	290,325
170	Sirius XM Radio Inc, 144A	5.375%	4/15/25	BB	175,329
210	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	221,504
300	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	315,000
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	279,799
400	Summit Materials LLC / Summit Materials Finance Corp	6.125%	7/15/23	BB	404,000
50	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	51,313
70	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	73,848
30	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB+	30,301
210	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	221,550
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	76,300
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	71,225
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	77,131
400	TEGNA Inc, 144A	5.000%	9/15/29	BB	405,000
260	Tenet Healthcare Corp	6.750%	6/15/23	B-	281,450

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 300	Tenet Healthcare Corp	4.625%	7/15/24	BB-	$307,500
110	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB-	113,300
90	Tenet Healthcare Corp	5.125%	5/01/25	Ba3	91,575
380	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB-	394,012
280	Tenet Healthcare Corp, 144A	5.125%	11/01/27	BB-	294,700
260	Tenneco Inc	5.000%	7/15/26	BB-	239,850
340	Tervita Corp, 144A	7.625%	12/01/21	B+	345,950
380	Tesla Inc, 144A	5.300%	8/15/25	B-	383,808
320	TransDigm Inc, 144A	6.250%	3/15/26	Ba3	345,120
300	TransDigm Inc	6.375%	6/15/26	B-	316,500
170	TreeHouse Foods Inc, 144A	6.000%	2/15/24	BB-	174,675
220	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B+	206,206
170	Under Armour Inc	3.250%	6/15/26	Baa3	166,163
130	United Rentals North America Inc	5.500%	7/15/25	BB-	134,511
110	United Rentals North America Inc	4.625%	10/15/25	BB-	112,406
170	United Rentals North America Inc	5.875%	9/15/26	BB-	180,837
190	United Rentals North America Inc	6.500%	12/15/26	BB-	206,387
300	United Rentals North America Inc	4.875%	1/15/28	BB-	312,750
170	United Rentals North America Inc	5.250%	1/15/30	BB-	182,495
90	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	B-	71,325
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	BB	86,175
170	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC	8.250%	10/15/23	B-	137,700
105	Univision Communications Inc, 144A	5.125%	2/15/25	B	104,738
400	UPC Holding BV, 144A	5.500%	1/15/28	B	416,000
150	US Concrete Inc	6.375%	6/01/24	BB-	155,250
570	US Foods Inc, 144A	5.875%	6/15/24	BB	582,899
300	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	BB-	312,000
170	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	177,208
130	VeriSign Inc	5.250%	4/01/25	BBB-	143,130
320	VeriSign Inc	4.750%	7/15/27	BBB-	337,600
350	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	365,750
700	Vodafone Group PLC	7.000%	4/04/79	BB+	825,313
130	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	Ba2	136,012
170	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	172,975
340	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	357,075
46,095	Total Industrial				46,415,460
	Utility – 2.9%
650	AES Corp/VA	5.500%	4/15/25	BBB-	670,312
90	Calpine Corp, 144A	5.250%	6/01/26	BB+	92,934
150	Drax Finco PLC, 144A	6.625%	11/01/25	BB+	158,697

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 500	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	$533,385
90	NextEra Energy Operating Partners LP, 144A	4.250%	9/15/24	Ba1	93,713
1,480	Total Utility				1,549,041
$ 51,105	Total Corporate Debt (cost $51,728,049)				51,742,841
	Total Long-Term Investments (cost $51,728,049)				51,742,841

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
$ 430	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$ 430,000
	Total Short-Term Investments (cost $430,000)				430,000
	Total Investments (cost $52,158,049) – 98.8%				52,172,841
	Other Assets Less Liabilities – 1.2%				634,058
	Net Assets – 100%				$ 52,806,899
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	U.S. TREASURY – 38.7%
$ 1,517	United States Treasury Note/Bond	1.375%	9/15/20	Aaa	$1,515,222
9,839	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	9,983,510
1,190	United States Treasury Note/Bond	2.750%	7/31/23	Aaa	1,248,152
1,282	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	1,356,166
1,345	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	1,406,628
300	United States Treasury Note/Bond	2.250%	4/30/24	Aaa	311,414
2,950	United States Treasury Note/Bond	2.000%	5/31/24	Aaa	3,033,545
250	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	249,190
2,944	United States Treasury Note/Bond	2.125%	9/30/24	Aaa	3,049,340
1,386	United States Treasury Note/Bond	2.125%	11/30/24	Aaa	1,437,325
200	United States Treasury Note/Bond	1.375%	1/31/25	N/R	200,461
982	United States Treasury Note/Bond	2.250%	8/15/27	Aaa	1,038,312
846	United States Treasury Note/Bond	2.250%	11/15/27	Aaa	895,405
2,234	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	2,451,379
1,400	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	1,504,836
300	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	302,918
1,300	United States Treasury Note/Bond	2.750%	8/15/42	Aaa	1,482,457
4,163	United States Treasury Note/Bond	2.750%	8/15/47	Aaa	4,806,151
$ 34,428	Total U.S. Treasury (cost $34,955,508)				36,272,411

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 28.9%
$ 250	American Express Credit Account Master Trust	1.930%	9/15/22	Aaa	$249,974
500	BBCMS Trust, (WI/DD)	2.690%	2/15/53	AAA	514,990
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	529,262
862	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	902,198
1,423	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	1,483,513
2,895	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	2,979,958
337	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	352,228
729	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	762,478
677	Fannie Mae Pool MA3536	4.000%	12/01/48	Aaa	707,930
932	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	962,147
5,501	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	5,627,292
244	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	250,954
493	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	508,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 2,785	Fannie Mae Pool MA3905, (DD1)	3.000%	1/01/50	N/R	$2,849,134
300	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	306,974
1,672	Ginnie Mae II Pool MA3663	3.500%	5/20/46	Aaa	1,747,819
327	Ginnie Mae II Pool MA5264	4.000%	6/20/48	Aaa	341,298
363	Ginnie Mae II Pool MA5398	4.000%	8/20/48	Aaa	378,174
2,306	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	2,374,287
846	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	870,718
1,396	Ginnie Mae II Pool MA6338, (DD1)	3.000%	12/20/49	N/R	1,436,283
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	227,448
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	314,166
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	336,300
$ 26,138	Total Securitized (cost $26,563,466)				27,013,604

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 25.2%
	Financials – 8.0%
$ 90	Alexandria Real Estate Equities Inc	3.900%	6/15/23	BBB+	$95,517
117	Allstate Corp	4.500%	6/15/43	A-	146,955
279	American Express Co	3.400%	2/27/23	A	292,117
42	Ameriprise Financial Inc	4.000%	10/15/23	A	45,344
238	Bank of Montreal	3.803%	12/15/32	A+	253,851
64	Bank of New York Mellon Corp	3.450%	8/11/23	AA-	67,821
157	Bank of New York Mellon Corp	3.300%	8/23/29	A+	169,575
169	Bank of Nova Scotia	2.450%	9/19/22	Aa2	172,521
42	BlackRock Inc	3.500%	3/18/24	AA-	45,188
87	Boston Properties LP	3.850%	2/01/23	A-	91,683
42	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	43,965
48	Brookfield Finance Inc	4.000%	4/01/24	A-	51,782
89	Canadian Imperial Bank of Commerce	3.500%	9/13/23	Aa2	94,443
105	Chubb Corp	6.000%	5/11/37	A	152,516
316	Cooperatieve Rabobank UA	3.875%	2/08/22	Aa3	329,696
112	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB	115,339
120	ERP Operating LP	2.500%	2/15/30	A	122,405
42	Franklin Resources Inc	2.800%	9/15/22	A+	43,138
95	Healthpeak Properties Inc	3.150%	8/01/22	BBB+	97,604
46	Host Hotels & Resorts LP	4.750%	3/01/23	Baa2	49,475
200	HSBC Holdings PLC	2.633%	11/07/25	A+	203,352
200	HSBC Holdings PLC	4.583%	6/19/29	A+	228,389
146	KeyCorp	5.100%	3/24/21	A-	151,591
82	Liberty Property LP	3.375%	6/15/23	Baa1	86,006
500	Lloyds Banking Group PLC	2.438%	2/05/26	A+	503,322

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 112	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	$116,139
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A1	71,826
743	Morgan Stanley	3.772%	1/24/29	A	816,894
42	Northern Trust Corp	3.950%	10/30/25	A+	46,593
44	ORIX Corp	2.900%	7/18/22	A-	44,946
270	PNC Financial Services Group Inc	3.900%	4/29/24	A	290,754
100	Principal Financial Group Inc	3.700%	5/15/29	A-	111,024
72	Prologis LP	3.875%	9/15/28	A-	81,219
193	Prudential Financial Inc	3.905%	12/07/47	A	215,449
63	RBC USA Holdco Corp	5.250%	9/15/20	AA-	64,382
42	Regency Centers Corp	3.750%	11/15/22	BBB+	43,872
89	Regions Financial Corp	3.800%	8/14/23	BBB+	94,878
38	Santander Holdings USA Inc	4.500%	7/17/25	BBB+	41,535
160	Santander UK PLC	4.000%	3/13/24	Aa3	172,696
100	Simon Property Group LP	2.450%	9/13/29	A	100,461
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	44,762
143	State Street Corp	3.100%	5/15/23	A+	149,069
152	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A1	162,680
162	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A1	173,469
165	Toronto-Dominion Bank	2.125%	4/07/21	Aa1	166,083
264	Truist Financial Corp	3.750%	12/06/23	A+	282,028
100	UDR Inc	3.000%	8/15/31	BBB+	104,006
132	Welltower Inc	4.125%	3/15/29	BBB+	147,987
100	Westpac Banking Corp	2.000%	1/13/23	AA-	100,910
140	Westpac Banking Corp	4.322%	11/23/31	A+	152,355
6,960	Total Financials				7,449,612
	Industrial – 15.3%
180	3M Co	2.375%	8/26/29	AA-	182,444
402	AbbVie Inc	3.750%	11/14/23	A-	427,851
130	AbbVie Inc	4.500%	5/14/35	A-	149,361
100	Adobe Inc, (WI/DD)	1.900%	2/01/25	A	101,088
134	American Honda Finance Corp	1.650%	7/12/21	A	133,999
149	American Tower Corp	5.000%	2/15/24	BBB	165,889
197	Amgen Inc	4.400%	5/01/45	A-	227,815
82	Analog Devices Inc	2.500%	12/05/21	Baa1	83,051
145	Apple Inc	1.800%	9/11/24	AA+	145,978
241	Apple Inc	4.500%	2/23/36	AA+	301,872
242	Apple Inc	3.850%	5/04/43	AA+	280,735
42	Applied Materials Inc	5.100%	10/01/35	A-	55,057
9	Archer-Daniels-Midland Co	5.765%	3/01/41	A	12,831

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 159	AstraZeneca PLC	6.450%	9/15/37	A	$232,186
100	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	103,967
97	Biogen Inc	3.625%	9/15/22	A-	101,476
70	Booking Holdings Inc	2.750%	3/15/23	A-	72,051
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A+	38,546
293	Bristol-Myers Squibb Co, 144A	5.000%	8/15/45	A+	390,047
42	Broadridge Financial Solutions Inc	3.950%	9/01/20	BBB+	42,507
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	28,653
135	Cardinal Health Inc	2.616%	6/15/22	BBB	137,099
38	Cardinal Health Inc	3.200%	3/15/23	BBB	39,318
58	Caterpillar Financial Services Corp	2.550%	11/29/22	A	59,451
158	Caterpillar Inc	3.803%	8/15/42	A	182,856
250	Cigna Corp, 144A	3.050%	10/15/27	A-	259,410
150	Cisco Systems Inc	2.500%	9/20/26	AA-	156,720
28	Clorox Co	3.050%	9/15/22	A-	28,823
142	Coca-Cola Co	2.500%	4/01/23	A+	145,838
149	CSX Corp	4.250%	3/15/29	BBB+	171,651
42	CSX Corp	4.250%	11/01/66	BBB+	47,210
212	Deere & Co	3.900%	6/09/42	A	249,868
145	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	200,481
112	Discovery Communications LLC	3.500%	6/15/22	BBB-	116,069
38	Discovery Communications LLC	5.000%	9/20/37	BBB-	44,090
100	DuPont de Nemours Inc	4.725%	11/15/28	A-	115,303
42	Eaton Corp	4.000%	11/02/32	A-	49,242
112	Ecolab Inc	3.250%	12/01/27	A-	121,330
100	Fiserv Inc	3.500%	7/01/29	BBB	107,757
132	Fortive Corp	2.350%	6/15/21	Baa1	132,715
262	Gilead Sciences Inc	4.000%	9/01/36	A	300,617
150	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A+	165,253
150	HCA Inc	4.125%	6/15/29	BBB-	162,329
112	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB+	115,031
239	Home Depot Inc	5.400%	9/15/40	A	328,556
78	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	84,280
260	Intel Corp	2.450%	11/15/29	A+	266,455
250	International Business Machines Corp	3.300%	5/15/26	A	269,053
60	International Business Machines Corp	5.600%	11/30/39	A	83,307
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	59,740
101	Kellogg Co	2.650%	12/01/23	BBB	103,773
161	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	168,081
46	Kimberly-Clark Corp	6.625%	8/01/37	A	69,556
100	Kimberly-Clark Corp, (WI/DD)	2.875%	2/07/50	A	99,939

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 156	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	$180,071
99	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	101,584
58	Lam Research Corp	2.800%	6/15/21	A3	58,811
150	Lowe's Cos Inc	4.650%	4/15/42	BBB+	177,590
28	Mastercard Inc	2.000%	11/21/21	A+	28,241
133	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	135,650
225	Merck & Co Inc	3.400%	3/07/29	AA	248,731
276	Microsoft Corp	3.450%	8/08/36	AAA	311,872
281	Microsoft Corp	3.700%	8/08/46	AAA	330,618
80	Moody's Corp	4.500%	9/01/22	BBB+	84,836
38	Moody's Corp	2.625%	1/15/23	BBB+	38,953
111	Motorola Solutions Inc	3.500%	3/01/23	BBB-	115,357
44	National Oilwell Varco Inc	2.600%	12/01/22	BBB+	44,688
42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	52,844
200	Nutrien Ltd	4.200%	4/01/29	BBB	224,951
54	NVIDIA Corp	2.200%	9/16/21	A-	54,349
261	ONEOK Inc	4.550%	7/15/28	BBB	287,672
116	Oracle Corp	3.250%	11/15/27	A+	125,504
110	Oracle Corp	3.850%	7/15/36	A+	125,625
105	Orange SA	4.125%	9/14/21	BBB+	109,239
92	PACCAR Financial Corp	2.300%	8/10/22	A+	93,558
100	Parker-Hannifin Corp	4.200%	11/21/34	A-	115,877
200	PepsiCo Inc	2.875%	10/15/49	A+	202,266
115	Praxair Inc	2.700%	2/21/23	A	118,169
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB+	30,418
54	Rockwell Collins Inc	3.700%	12/15/23	BBB+	57,477
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	37,143
100	Ryder System Inc	2.500%	9/01/24	A-	102,036
45	Seagate HDD Cayman	4.750%	6/01/23	Baa3	47,758
125	Sherwin-Williams Co	2.950%	8/15/29	BBB	129,244
145	Starbucks Corp	3.550%	8/15/29	BBB+	160,839
119	Target Corp	4.000%	7/01/42	A	141,435
41	Telefonica Emisiones SA	5.462%	2/16/21	BBB	42,520
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB	193,617
170	Toyota Motor Corp	2.760%	7/02/29	AA-	180,487
307	TWDC Enterprises 18 Corp	2.350%	12/01/22	A	313,129
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	39,142
100	Unilever Capital Corp	2.600%	5/05/24	A+	103,467
103	Union Pacific Corp	3.600%	9/15/37	A-	112,347
28	United Parcel Service Inc	6.200%	1/15/38	A	40,390
148	United Parcel Service Inc	3.750%	11/15/47	A	163,578

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 161	Visa Inc	4.150%	12/14/35	AA-	$196,993
129	VMware Inc	2.950%	8/21/22	Baa2	132,011
157	Vodafone Group PLC	6.150%	2/27/37	BBB	212,335
100	Waste Management Inc	3.450%	6/15/29	A-	109,542
100	Western Midstream Operating LP	4.050%	2/01/30	BBB-	99,678
31	Weyerhaeuser Co	4.625%	9/15/23	BBB	33,767
118	WPP Finance 2010	3.625%	9/07/22	BBB+	122,988
72	Xylem Inc/NY	4.875%	10/01/21	BBB	75,600
112	Zoetis Inc	3.900%	8/20/28	Baa1	125,217
12,841	Total Industrial				14,288,819
	Utility – 1.9%
145	Alabama Power Co	6.000%	3/01/39	A1	206,678
21	Commonwealth Edison Co	6.450%	1/15/38	A1	31,132
80	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	109,291
100	DTE Energy Co	2.950%	3/01/30	BBB	101,634
94	Entergy Louisiana LLC	4.000%	3/15/33	A	110,333
100	Eversource Energy	3.450%	1/15/50	BBB+	103,179
135	Florida Power & Light Co	5.950%	2/01/38	Aa2	195,523
100	National Rural Utilities Cooperative Finance Corp, (WI/DD)	2.400%	3/15/30	A1	101,136
45	Northern States Power Co/MN	6.200%	7/01/37	Aa3	65,909
36	Potomac Electric Power Co	6.500%	11/15/37	A	52,815
137	San Diego Gas & Electric Co	4.150%	5/15/48	A	162,106
122	Southern California Edison Co	4.500%	9/01/40	A-	145,135
126	Virginia Electric & Power Co	6.000%	5/15/37	A2	177,447
257	WEC Energy Group Inc	2.450%	6/15/20	BBB+	257,495
1,498	Total Utility				1,819,813
$ 21,299	Total Corporate Debt (cost $22,395,576)				23,558,244

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.2%
	Government Agency – 3.1%
$ 290	Federal Home Loan Banks	1.875%	12/11/20	Aaa	$290,900
341	Federal National Mortgage Association	5.625%	7/15/37	Aaa	516,346
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	200,984
276	Kreditanstalt fuer Wiederaufbau	1.500%	6/15/21	AAA	276,227
772	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	794,190
728	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	765,198
16	Tennessee Valley Authority	5.250%	9/15/39	Aaa	23,161
2,623	Total Government Agency				2,867,006

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds – 2.3% (3)
$ 223	Asian Development Bank (No Optional Call)	1.625%	5/05/20	AAA	$222,962
239	European Investment Bank (No Optional Call)	2.000%	3/15/21	Aaa	240,358
20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB	24,330
324	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	420,114
375	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	376,760
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AAA	101,305
350	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	Aa3	352,807
176	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	Aa2	184,909
85	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	93,518
120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	171,794
2,012	Total Municipal Bonds				2,188,857
	Sovereign Debt – 0.8%
200	Chile Government International Bond	2.550%	1/27/32	A+	203,000
416	Colombia Government International Bond	2.625%	3/15/23	Baa2	420,880
14	Hungary Government International Bond	7.625%	3/29/41	BBB	23,554
92	Peruvian Government International Bond	5.625%	11/18/50	A3	140,760
722	Total Sovereign Debt				788,194
$ 5,357	Total Government Related (cost $5,624,050)				5,844,057
	Total Long-Term Investments (cost $89,538,600)				92,688,316

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 7.5%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.5%
$ 7,020	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$ 7,020,000
	Total Short-Term Investments (cost $7,020,000)				7,020,000
	Total Investments (cost $96,558,600) – 106.5%				99,708,316
	Other Assets Less Liabilities – (6.5)%				(6,099,679)
	Net Assets – 100%				$ 93,608,637

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2020
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Assets
Long-term investments, at value (cost $152,339,397, $29,473,960, $51,728,049 and $89,538,600, respectively)	$154,224,036	$30,197,872	$51,742,841	$ 92,688,316
Short-term investments, at value (cost approximates value)	24,660,000	230,000	430,000	7,020,000
Cash	137,543	6,037	6,667	330,785
Receivable for:
Interest	833,055	174,655	815,338	557,923
Investments sold	—	730,154	2,983,665	—
Shares sold	2,513,260	—	—	—
Total assets	182,367,894	31,338,718	55,978,511	100,597,024
Liabilities
Payable for:
Investments purchased - regular settlement	6,602,935	1,177,065	3,155,198	3,494,233
Investments purchased - when-issued/delayed-delivery settlement	19,930,080	—	—	3,478,817
Accrued expenses:
Management fees	15,596	5,241	16,220	14,927
Professional fees	571	117	113	270
Trustees Fees	146	56	81	140
Total liabilities	26,549,328	1,182,479	3,171,612	6,988,387
Net assets	$155,818,566	$30,156,239	$52,806,899	$ 93,608,637
Shares outstanding	6,200,000	1,200,000	2,100,000	3,600,000
Net asset value ("NAV") per share	$ 25.13	$ 25.13	$ 25.15	$ 26.00
Net assets consist of:
Capital paid-in	$154,352,133	$29,752,105	$52,678,730	$ 90,489,613
Total distributable earnings	1,466,433	404,134	128,169	3,119,024
Net assets	$155,818,566	$30,156,239	$52,806,899	$ 93,608,637
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2020
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Investment Income	$1,623,016	$402,514	$653,883	$ 889,504
Expenses
Management fees	123,394	29,683	44,316	70,717
Professional fees	4,564	2,842	314	3,359
Trustees fees	1,674	392	328	944
Total expenses	129,632	32,917	44,958	75,020
Net investment income (loss)	1,493,384	369,597	608,925	814,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(246,338)	46,906	(21,528)	43,468
In-kind redemptions	1,371,059	—	—	171,532
Change in net unrealized appreciation (depreciation) of investments	(227,355)	333,288	14,792	1,830,885
Net realized and unrealized gain (loss)	897,366	380,194	(6,736)	2,045,885
Net increase (decrease) in net assets from operations	$2,390,750	$749,791	$602,189	$2,860,369
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	NUAG		NUSA		NUHY	NUBD
	Six Months Ended 1/31/20	Year Ended 7/31/19	Six Months Ended 1/31/20	Year Ended 7/31/19	For the Period 9/25/19 (commencement of operations) through 1/31/20	Six Months Ended 1/31/20	Year Ended 7/31/19
Operations
Net investment income (loss)	$ 1,493,384	$ 3,377,177	$ 369,597	$ 742,567	$ 608,925	$ 814,484	$ 1,322,685
Net realized gain (loss) from:
Investments	(246,338)	1,816,047	46,906	(12,392)	(21,528)	43,468	16,430
In-kind redemptions	1,371,059	(604,601)	—	56,816	—	171,532	323,021
Change in net unrealized appreciation (depreciation) of investments	(227,355)	3,499,814	333,288	767,226	14,792	1,830,885	2,432,028
Net increase (decrease) in net assets from operations	2,390,750	8,088,437	749,791	1,554,217	602,189	2,860,369	4,094,164
Distributions to Shareholders
Dividends	(1,896,640)	(3,510,400)	(438,650)	(855,950)	(474,020)	(900,190)	(1,392,050)
Decrease in net assets from distributions to shareholders	(1,896,640)	(3,510,400)	(438,650)	(855,950)	(474,020)	(900,190)	(1,392,050)
Fund Share Transactions
Proceeds from shares sold	265,079,490	119,215,650	2,495,870	4,875,760	52,678,730	41,056,165	29,521,639
Cost of shares redeemed	(180,774,420)	(200,733,010)	—	(4,951,480)	—	(5,194,200)	(17,525,220)
Net increase (decrease) in net assets from Fund share transactions	84,305,070	(81,517,360)	2,495,870	(75,720)	52,678,730	35,861,965	11,996,419
Net increase (decrease) in net assets	84,799,180	(76,939,323)	2,807,011	622,547	52,806,899	37,822,144	14,698,533
Net assets at the beginning of period	71,019,386	147,958,709	27,349,228	26,726,681	—	55,786,493	41,087,960
Net assets at the end of period	$ 155,818,566	$ 71,019,386	$30,156,239	$27,349,228	$52,806,899	$93,608,637	$ 55,786,493
See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUAG
2020(d)	$24.49	$0.31	$ 0.78	$ 1.09	$(0.45)	$ —	$(0.45)	$25.13	$25.16
2019	23.49	0.75	1.09	1.84	(0.84)	—	(0.84)	24.49	24.44
2018	24.61	0.67	(0.91)	(0.24)	(0.88)	—	(0.88)	23.49	23.50
2017(e)	25.00	0.57	(0.40)	0.17	(0.56)	—**	(0.56)	24.61	24.67
NUSA
2020(d)	24.86	0.32	0.32	0.64	(0.37)	—	(0.37)	25.13	25.17
2019	24.30	0.62	0.65	1.27	(0.71)	—	(0.71)	24.86	24.89
2018	25.11	0.55	(0.64)	(0.09)	(0.72)	—	(0.72)	24.30	24.33
2017(f)	25.00	0.23	0.04	0.27	(0.16)	—	(0.16)	25.11	25.15
NUHY
2020(g)	25.00	0.43	0.07	0.50	(0.35)	—	(0.35)	25.15	25.19
NUBD
2020(d)	25.36	0.30	0.68	0.98	(0.34)	—	(0.34)	26.00	26.06
2019	24.17	0.63	1.24	1.87	(0.68)	—	(0.68)	25.36	25.38
2018(h)	25.00	0.48	(0.82)	(0.34)	(0.49)	—	(0.49)	24.17	24.20

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

4.49%	4.80%	$155,819	0.21%*	2.45%*	86%
8.03	7.77	71,019	0.20	3.17	167
(1.00)	(1.21)	147,959	0.20	2.79	123
0.74	1.00	54,135	0.20*	2.67*	84

2.60	2.65	30,156	0.22*	2.52*	16
5.37	5.31	27,349	0.20	2.54	36
(0.37)	(0.39)	26,727	0.20	2.22	37
1.10	1.26	30,132	0.20*	2.74*	4

1.99	2.16	52,807	0.36*	4.88*	20

3.93	4.06	93,609	0.22*	2.34*	8
7.89	7.84	55,786	0.20	2.59	27
(1.37)	(1.25)	41,088	0.20*	2.31*	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	For the six months ended January 31, 2020.
(e)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(f)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(g)	For the period September 25, 2019 (commencement of operations) through January 31, 2020.
(h)	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
The end of the reporting period for the Funds is January 31, 2020, and the period covered by these Notes to Financial Statements for NUAG, NUSA and NUBD is the six months ended January 31, 2020 and for NUHY is September 25, 2019 (commencement of operations) through January 31, 2020 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes and, is recorded on an accrual basis. Investment income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds' financial statements.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

Notes to Financial Statements (Unaudited) (continued)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$ 56,393,719	$ —	$ 56,393,719
Corporate Debt	—	54,079,187	—	54,079,187
U.S. Treasury	—	35,928,142	—	35,928,142
Government Related	—	7,822,988	—	7,822,988
Short-Term Investments:
U.S. Government and Agency Obligations	—	24,660,000	—	24,660,000
Total	$ —	$178,884,036	$ —	$178,884,036

NUSA	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$14,183,704	$ —	$14,183,704
Securitized	—	8,118,916	—	8,118,916
U.S. Treasury	—	7,895,252	—	7,895,252
Short-Term Investments:
U.S. Government and Agency Obligations	—	230,000	—	230,000
Total	$ —	$30,427,872	$ —	$30,427,872

NUHY	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$51,742,841	$ —	$51,742,841
Short-Term Investments:
U.S. Government and Agency Obligations	—	430,000	—	430,000
Total	$ —	$52,172,841	$ —	$52,172,841

NUBD	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$36,272,411	$ —	$36,272,411
Securitized	—	27,013,604	—	27,013,604
Corporate Debt	—	23,558,244	—	23,558,244
Government Related	—	5,844,057	—	5,844,057
Short-Term Investments:
U.S. Government and Agency Obligations	—	7,020,000	—	7,020,000
Total	$ —	$99,708,316	$ —	$99,708,316
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions
Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
Purchases:
Investment securities	$126,725,056	$5,610,286	$11,506,513	$27,681,939
U.S. Government and agency obligations	23,369,674	1,511,250	—	16,517,134
Sales and maturities:
Investment securities	85,799,251	3,942,095	7,185,092	4,157,152
U.S. Government and agency obligations	14,822,393	603,586	—	1,420,762
In-kind transactions during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
In-kind purchases	$138,233,325	$ —	$47,512,951	$ —
In-kind sales	103,915,917	—	—	2,776,344
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Notes to Financial Statements (Unaudited) (continued)
Transactions in Fund shares during the current fiscal period were as follows:
	NUAG				NUSA
	Six Months Ended 1/31/20		Year Ended 7/31/19		Six Months Ended 1/31/20		Year Ended 7/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,600,000	$ 265,079,490	5,000,000	$ 119,215,650	100,000	$2,495,870	200,000	$ 4,875,760
Shares redeemed	(7,300,000)	(180,774,420)	(8,400,000)	(200,733,010)	—	—	(200,000)	(4,951,480)
Net increase (decrease)	3,300,000	$ 84,305,070	(3,400,000)	$ (81,517,360)	100,000	$2,495,870	—	$ (75,720)

	NUHY		NUBD
	For the Period 9/25/19 (commencement of operations) through 1/31/20		Six Months Ended 1/31/20		Year Ended 7/31/19
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,100,000	$52,678,730	1,600,000	$41,056,165	1,200,000	$ 29,521,639
Shares redeemed	—	—	(200,000)	(5,194,200)	(700,000)	(17,525,220)
Net increase (decrease)	2,100,000	$52,678,730	1,400,000	$35,861,965	500,000	$ 11,996,419
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2020.
	NUAG	NUSA	NUHY	NUBD
Tax cost of investments	$177,244,981	$29,800,206	$52,276,630	$96,765,499
Gross unrealized:
Appreciation	$ 1,720,134	$ 661,880	$ 314,387	$ 2,980,634
Depreciation	(81,079)	(34,214)	(418,176)	(37,817)
Net unrealized appreciation (depreciation) of investments	$ 1,639,055	$ 627,666	$ (103,789)	$ 2,942,817
Permanent differences, primarily due to redemption in-kind, bond premium amortization adjustments, taxes paid, and paydowns resulted in reclassifications among the Funds' components of net assets as of July 31, 2019, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2019, the Funds' last tax year end, were as follows:
	NUAG	NUSA	NUBD
Undistributed net ordinary income[1]	$232,791	$87,713	$167,112
Undistributed net long-term capital gains	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	NUAG	NUSA	NUBD
Distributions from net ordinary income[1]	$3,510,400	$855,950	$1,392,050
Distributions from net long-term capital gains	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of July 31, 2019, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUAG	NUSA	NUBD
Not subject to expiration:
Short-term	$ —	$ 71,352	$ 88,928
Long-term	1,259,805	203,512	86,570
Total	$1,259,805	$274,864	$175,498
During the Funds' last tax year ended July 31, 2019, NUAG utilized $1,391,402 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUAG	0.20%
NUSA	0.20
NUHY	0.35
NUBD	0.20
Other Transactions with Affiliates
As of the end of the reporting period, Nuveen owned shares of the following Fund as follows:
NUAG
Nuveen owned shares	3,983
As of the end of the reporting period, TIAA owned shares of the following Fund as follows:
Fund	NUHY
TIAA owned shares	1,927,000
8.  Subsequent Event
Other Matters
The COVID-19 coronavirus pandemic was first detected in China in December 2019 and subsequently spread internationally. Containment efforts around the world have halted business and manufacturing operations and restricted people’s movement and travel. The disruptions to global supply chains, consumer demand, business investment and the global financial system are just beginning to be seen. The impact of the coronavirus may last for an extended period of time and through the date these financial statements are issued, has resulted in substantial market volatility and may result in a significant economic downturn.

Additional Fund Information
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUAG
Six months ended January 31, 2020	Number of Days	% of Total Days
Premium/Discount Range
0.26% to 0.50%	6	2.4%
0.00 to 0.25%	115	45.8%
(0.01)% to (0.25)%	121	48.2%
(0.26)% to (0.50)%	9	3.6%
	251	100%

	NUSA
Six months ended January 31, 2020	Number of Days	% of Total Days
Premium/Discount Range
0.00 to 0.25%	250	99.6%
(0.01)% to (0.25)%	1	0.4%
	251	100%

	NUHY
Six months ended January 31, 2020	Number of Days	% of Total Days
Premium/Discount Range
0.26% to 0.50%	31	12.3%
0.00 to 0.25%	203	80.9%
(0.01)% to (0.25)%	17	6.8%
	251	100%

	NUBD
Six months ended January 31, 2020	Number of Days	% of Total Days
Premium/Discount Range
0.26% to 0.50%	31	12.3%
0.00 to 0.25%	203	80.9%
(0.01)% to (0.25)%	17	6.8%
	251	100%

Additional Fund Information (continued)

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index: The Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.
Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index: An index designed to utilize certain environmental, social, and governance (ESG) criteria to select from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index, which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Index is rebalanced monthly. It is not possible to invest directly in an index.
Bloomberg Barclays U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index: An index that measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index: This index provides exposure to the broad U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. The index uses a fundamental weighting scheme to generate higher yield while maintaining comparable risk. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index: This index consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have a remaining term to final maturity, or an average life, of less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Annual Investment Management Agreement Approval Process
The Approval Process
The Board of Trustees of Nushares ETF Trust (the “Board,” and each Trustee, a “Board Member”), including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), is responsible for determining whether to initially approve or, after an initial term, to renew, each Fund’s advisory arrangements. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements for Nuveen Enhanced Yield U.S. Aggregate Bond ETF (the “Enhanced Yield U.S. Aggregate Bond ETF”), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF”) and Nuveen ESG U.S. Aggregate Bond ETF (the “ESG U.S. Aggregate Bond ETF”) is set forth in Part I below. The advisory arrangements for Nuveen ESG High Yield Corporate Bond ETF (the “ESG High Yield Corporate Bond ETF”) have not yet been up for renewal. A discussion of the Board’s initial approval of the advisory arrangements for the ESG High Yield Corporate Bond ETF is set forth in Part II below.
PART I
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Nuveen ESG U.S. Aggregate Bond ETF
At a meeting held on May 21-23, 2019 (the “May Meeting”), the Board, including the Independent Board Members, approved, for the Enhanced Yield U.S. Aggregate Bond ETF, the Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF and the ESG U.S. Aggregate Bond ETF (for purposes of this Part I, collectively, the “Funds” and each, a “Fund”), the renewal of the management agreement (for purposes of this Part I, each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (for purposes of this Part I, each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. For purposes of this Part I, the Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and investment team; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability of Nuveen; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board Members held an in-person meeting on April 17-18, 2019 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. The Independent Board Members asked questions and requested additional information that was provided for the May Meeting.
The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. The Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory Agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

Annual Investment Management Agreement Approval Process (continued)
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor or information as determinative or controlling, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Board recognized that the Adviser provides a comprehensive set of services necessary to operate the Nuveen funds in a highly regulated industry and noted that the scope of such services has expanded over the years as a result of regulatory, market and other developments, such as the development of the liquidity management program and expanded compliance programs. Some of the functions the Adviser is responsible for include, but are not limited to: product management (such as analyzing a fund’s position in the marketplace, setting dividends, preparing shareholder and intermediary communications and other due diligence support); investment oversight (such as analyzing fund performance, sub-advisers and investment teams and analyzing trade executions of portfolio transactions, soft dollar practices and securities lending activities); securities valuation services (such as executing the daily valuation process for portfolio securities and developing and recommending changes to valuation policies and procedures); risk management (such as overseeing operational and investment risks, including stress testing); fund administration (such as preparing fund tax returns and other tax compliance services, overseeing the Nuveen funds’ independent public accountants and other service providers; managing fund budgets and expenses; and helping to fulfill the funds’ regulatory filing requirements); oversight of shareholder services and transfer agency functions (such as oversight and liaison of transfer agent service providers which include registered shareholder customer service and transaction processing); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as developing and maintaining a compliance program to ensure compliance with applicable laws and regulations, monitoring compliance with applicable fund policies and procedures and adherence to investment restrictions, and evaluating the compliance programs of the Nuveen fund sub-advisers and certain other service providers); and legal support and oversight of outside law firms (such as with respect to filing and updating registration statements; maintaining various regulatory registrations; and providing legal interpretations regarding fund activities, applicable regulations and implementation of policies and procedures). In reviewing the scope and quality of services, the Board recognized the continued efforts and resources the Adviser and its affiliates have employed to continue to enhance their services for the benefit of the complex as well as particular Nuveen funds over recent years. Such service enhancements have included, but are not limited to:
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to enhance the shareholder outcomes through, among other things, repositioning funds, merging funds, reviewing and updating investment policies and benchmarks, modifying the composition of certain portfolio management teams and analyzing various data to help devise such improvements;
•	Capital Initiatives – continuing to invest capital to support new funds with initial capital as well as to facilitate modifications to the strategies or structure of existing funds;
•	Compliance Program Initiatives – continuing efforts to enhance the compliance program through, among other things, internally integrating various portfolio management teams and aligning compliance support accordingly, completing a comprehensive review of existing policies and procedures and revising such policies and procedures as appropriate, enhancing compliance-related technologies and workflows, and optimizing compliance shared services across the organization and affiliates;
•	Risk Management and Valuation Services – continuing efforts to strengthen the risk management functions, including through, among other things, enhancing the interaction and reporting between the investment risk management team and various affiliates, increasing the efficiency of risk monitoring performed on the Nuveen funds through improved reporting, continuing to implement risk programs designed to provide a more disciplined and consistent approach to identifying and mitigating operational risks, continuing progress on implementing a liquidity program that complies with the new liquidity regulatory requirements and continuing to oversee the daily valuation process;
•	Additional Compliance Services – continuing investment of time and resources necessary to develop the compliance policies and procedures and other related tools necessary to meet the various new regulatory requirements affecting the Nuveen funds that have been adopted over recent years;

•	Government Relations – continuing efforts of various Nuveen teams and affiliates to advocate and communicate their positions with lawmakers and other regulatory bodies on issues that will impact the Nuveen funds;
•	Business Continuity, Disaster Recovery and Information Services – establishing an information security program to help identify and manage information security risks, periodically testing disaster recovery plans, maintaining and updating business continuity plans and providing reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, incident tracking and other relevant information technology risk-related reports; and
•	Expanded Dividend Management Services – continuing to expand the services necessary to manage the dividends among the varying types of Nuveen funds that have developed as the Nuveen complex has grown in size and scope.
In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio. The Board noted that the Adviser oversees the Sub-Adviser and considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the Sub-Adviser’s assets under management and changes thereto, a summary of the investment team and changes thereto, the investment approach of the team and the performance of the funds sub-advised by the Sub-Adviser over various periods. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance program and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered the investment performance of the Nuveen funds they advise. In this regard, the Board reviewed Fund performance over the quarter and one-year periods ending December 31, 2018 as well as performance data for the first quarter of 2019 ending March 29, 2019. Unless otherwise indicated, the performance data referenced below reflects the periods ended December 31, 2018. The Board considered the Adviser’s analysis of each fund’s performance, with particular focus on funds that were considered performance outliers and the factors contributing to their performance. The Board also noted that it received performance data of the Nuveen funds during its quarterly meetings throughout the year and took into account the discussions that occurred at these Board meetings regarding fund performance. In this regard, in its evaluation of Nuveen fund performance at meetings throughout the year, the Board considered performance information for the funds for different time periods, both absolute and relative to appropriate benchmarks and peers, with particular attention to information indicating underperformance of the respective funds and discussed with the Adviser the reasons for such underperformance.
In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the funds compared to certain peer groups and/or benchmark(s) will necessarily contribute to differences in performance results and limit the value of the comparative information. In addition, the performance data may vary significantly depending on the end date selected, and shareholders may evaluate fund performance based on their own holding period which may differ from the performance periods reviewed by the Board leading to different results. Further, the Board considered a fund’s performance in light of the overall financial market conditions during the respective periods. As noted above, the Board reviewed, among other things, Nuveen fund performance over various periods ended December 31, 2018, and the Board was aware of the market decline in the fourth quarter of 2018 and considered performance from the first quarter of 2019 as well. The Board also noted that a shorter period of underperformance may significantly impact longer term performance.
With respect to Nuveen ETFs, the Board noted that the Nuveen ETFs, including the Funds, are designed to track the performance of a specified index (the “Underlying Index”). In its review, with respect to each Fund, the Board received and reviewed, among other things, the net asset value performance of the Fund, the performance of the Fund’s Underlying Index and parent index, its relative performance compared to the performance of peer funds (the “Performance Peer Group”) and the Fund’s tracking error and excess return compared to its Underlying Index. Given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, however, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for such Fund and therefore placed more emphasis on the tracking error and correlation data provided.
In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.
The Board’s determinations with respect to each Fund are summarized below.

Annual Investment Management Agreement Approval Process (continued)
For the Enhanced Yield U.S. Aggregate Bond ETF, the Board considered, among other things, the Fund’s performance for the one-year period ended December 31, 2018, the performance of its Underlying Index for such period, the correlation between the Fund’s performance and that of its Underlying Index, and the Fund’s tracking difference and excess return as compared to its Underlying Index. The Board further noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period but given the Fund’s investment objective, the Board placed more emphasis on its review of the correlation and tracking difference data. The Board considered that the Fund was relatively new with a limited performance history available, limiting the ability to make a meaningful assessment of performance. Nevertheless, the Board was satisfied with the Fund’s performance.
For the Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, the Board considered, among other things, the Fund’s performance for the one-year period ended December 31, 2018, the performance of its Underlying Index for such period, the correlation between the Fund’s performance and that of its Underlying Index, and the Fund’s tracking difference and excess return as compared to its Underlying Index. The Board further noted that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period but given the Fund’s investment objective, the Board placed more emphasis on its review of the correlation and tracking difference data. The Board considered that the Fund was relatively new with a limited performance history available, limiting the ability to make a meaningful assessment of performance. Nevertheless, the Board was satisfied with the Fund’s performance.
For the ESG U.S. Aggregate Bond ETF, the Board considered, among other things, the Fund’s performance for the one-year period ended December 31, 2018, the performance of its Underlying Index for such period, the correlation between the Fund’s performance and that of its Underlying Index, and the Fund’s tracking difference and excess return as compared to its Underlying Index. The Board further noted that the Fund ranked in the first quartile of its Performance Peer Group for the one-year period but given the Fund’s investment objective, the Board placed more emphasis on its review of the correlation and tracking difference data. The Board considered that the Fund was relatively new with a limited performance history available, limiting the ability to make a meaningful assessment of performance. Nevertheless, the Board was satisfied with the Fund’s performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of each Nuveen fund. More specifically, the Board recognized that each Fund pays the Adviser a unitary fee and therefore, the Board reviewed each Fund’s unitary fee compared to the gross and net management fees and net total expense ratios of a group of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
With respect to the Sub-Adviser, the Board considered the sub-advisory fee paid to the Sub-Adviser, and as described below, comparative data of the fees the Sub-Adviser charges to other clients, if any.
As indicated above, the Board recognized that each Fund pays the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of such Fund, other than any distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, expenses incurred in acquiring and disposing of portfolio securities, fees and expenses of the Independent Board Members (including any of their counsel’s fees), certain expenses of such Fund’s chief compliance officer, litigation expenses and extraordinary expenses. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, each Fund pays the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the noted exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of each Fund, the Independent Board Members reviewed, among other things, the unified fee compared to the gross and net management fees and net total expense ratios of its respective Peer Group.
The Independent Board Members noted that each Fund had a net management fee and a net expense ratio that were in line with the average of its Peer Group.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include foreign investment companies offered by Nuveen, certain funds advised by the Sub-Adviser and other ETFs sponsored by Nuveen.
In this regard, the Board reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. The Board also reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds. In addition to the comparative fee data, the Board also reviewed, among other things, a description of the different levels of services provided to certain other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board noted, among other things, the wide range of services in addition to investment management services provided to the Nuveen funds when the Adviser is principally responsible for all aspects of operating the funds, including the increased regulatory requirements that must be met in managing the funds and the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board also considered that the Nuveen ETFs are passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2018 and 2017. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the adjusted margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line that was launched in 2016. The Independent Board Members noted that Nuveen’s net margins were higher in 2018 than the previous year and considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board considered the costs of investments in the Nuveen business, including the investment of seed capital in certain Nuveen funds and additional investments in infrastructure and technology. The Independent Board Members also noted that Nuveen’s adjusted margins from its relationships with the Nuveen funds were on the low range compared to the adjusted margins of the peers; however, the Independent Board Members recognized the inherent limitations of the comparative data of other publicly traded peers given that the calculation of profitability is rather subjective and numerous factors (such as types of funds, business mix, cost of capital, methodology to allocate expenses and other factors) can have a significant impact on the results.
The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the ten-year period from 2008 to 2018, and recognized that other reasonable allocation methodologies could be employed and lead to significantly different results. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review profitability and discuss any proposed changes to the methodology prior to the full Board’s review.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2018 and 2017 calendar years to consider the financial strength of TIAA having recognized the importance of having an adviser with significant resources.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Annual Investment Management Agreement Approval Process (continued)
Based on a consideration of all the information provided, the Board noted that Nuveen’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members noted that although economies of scale are difficult to measure, the Adviser shares the benefits of economies of scale in various ways including breakpoints in the management fee schedule (subject to limited exceptions), fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in its business which can enhance the services provided to the funds for the fees paid. The Board noted that the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board recognized that the Nuveen ETFs (including each Fund) pay a unitary fee and as a result, any reduction in fixed costs associated with with the management of a Fund would benefit the Adviser. However, the Independent Board Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of each Fund. The Independent Board Members considered that the unified fees generally provide inherent economies of scale because each Fund would maintain a competitive fixed fee over the annual contract period even if such Fund’s assets declined and/or operating costs rose. As the Nuveen ETFs, including the Funds, do not have breakpoints, they do not participate in the complex-level fee programs. In addition, given that the Nuveen ETFs were recently launched in 2016, the Independent Board Members recognized the Adviser’s costs in operating the Nuveen ETFs during the start-up phase.
In addition, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system as well as other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders. The Board further concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members considered whether the Sub-Adviser may engage in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Fund portfolio transactions.
Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.
PART II
Nuveen ESG High Yield Corporate Bond ETF
At the meeting held on September 19, 2019 (the “Meeting”), the Board Members, including the Independent Board Members, considered and approved the investment management agreement (for purposes of this Part II, the “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) serves as the investment adviser to Nuveen ESG High Yield Corporate Bond ETF (for purposes of this Part II, the “Fund”), a series of Nushares ETF Trust (the “Trust”), and the investment sub-advisory agreement (for purposes of this Part II, the “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the investment sub-adviser to the Fund. For purposes of this Part II, (a) the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser” and (b) the Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.”
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:
•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;
•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
•	the relevant expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;
•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);
•	the Fund’s proposed unitary fee structure, including comparisons of the Fund’s proposed net expense ratio with the net expense ratios of comparable funds; and
•	the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or at prior meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members, have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
The Independent Board Members recognized that open-end exchange-traded funds (“ETFs”) were a relatively recent addition to the Nuveen fund product line (i.e., added in 2016). They considered information about the structure, investment objective, investment strategy and other characteristics of the Fund. Additionally, they observed that the Fund was expected to seek to track the investment results of a specified underlying index (the “Index”).
The Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, at the Meeting and/or at prior meetings, the Board has recognized that the Adviser provides a comprehensive set of services necessary to operate the Nuveen funds in a highly regulated industry and has noted that the scope of such services has expanded over the years as a result of regulatory, market and other developments, such as the development of the liquidity management program and expanded compliance programs. Some of the functions the Adviser is responsible for include, but are not limited to: product management (such as analyzing a fund’s position in the marketplace, setting dividends, preparing shareholder and intermediary communications and other due diligence support); investment oversight (such as analyzing fund performance, sub-advisers and investment teams and analyzing trade executions of portfolio transactions, soft dollar practices and securities lending activities); securities valuation services (such as executing the daily valuation process for portfolio securities and developing and recommending changes to valuation policies and procedures); risk management (such as overseeing operational and investment risks, including stress testing); fund administration (such as preparing fund tax returns and other tax compliance services, overseeing the Nuveen funds’ independent public accountants and other service providers; managing fund budgets and expenses; and helping to fulfill the funds’ regulatory filing requirements); oversight of shareholder services and transfer agency functions (such as oversight and liaison of transfer agent service providers which include registered shareholder customer service and transaction processing); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as developing and maintaining a compliance program to ensure compliance with applicable laws and regulations, monitoring compliance with applicable fund policies and procedures and adherence to investment restrictions, and evaluating the compliance programs of the Nuveen fund sub-advisers and certain other service providers); and legal support and oversight of outside law firms (such as with respect to filing and updating registration statements; maintaining various regulatory registrations; and providing legal interpretations regarding fund activities, applicable regulations and implementation of policies and procedures). The Board was aware, however, that services provided to ETFs may in some respects differ from those provided to other Nuveen funds. The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Independent Board Members recognized the relevant experience and expertise of the investment team expected to manage the Fund. In this regard, they noted that the portfolio managers that were expected to serve the Fund also serve as portfolio managers to certain other Nuveen ETFs.

Annual Investment Management Agreement Approval Process (continued)
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and noted that the Sub-Adviser manages other Nuveen ETFs. In addition, the Independent Board Members reviewed certain historical performance-related data pertaining to the Index as well as the Fund’s contemplated secondary index (including (i) returns for the 1-year, 2-year annualized, 3-year annualized and since inception (i.e., beginning June 30, 2015) annualized periods as of December 31, 2018 and (ii) calendar year returns for 2016 through 2018).
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed unitary fee structure and its proposed net expense ratio in absolute terms as well as compared with the net expense ratios of comparable ETFs.
In considering the Fund’s proposed unitary fee structure, the Independent Board Members took into account the Adviser’s representation that unitary fee structures were generally common for ETFs. They noted that under this structure, the Fund would pay a fee to the Adviser and, in turn, the Adviser would be generally responsible for the fees incurred by the Fund (such as custody fees, transfer agency fees, index licensing fees, and stock exchange listing fees, as well as the fee paid to the Sub-Adviser), subject to certain exceptions (which included the management fee, any payments under the Trust’s distribution and service plan, interest expenses, taxes, acquired fund fees and expenses, expenses incurred in acquiring and disposing of portfolio securities, certain compensation expenses of the Fund’s chief compliance officer, fees and expenses of the Independent Board Members and their counsel, litigation expenses and extraordinary expenses). In this regard, the Independent Board Members were provided with estimates of the Fund’s anticipated expenses, including those that would be paid by the Adviser from the unitary fee and those that would be excluded from the unitary fee, to the extent available.
In addition, in considering the proposed unitary fee structure, the Independent Board Members took into account that the Adviser would generally bear the risk that certain of the Fund’s operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to the Fund’s shareholders. Additionally, the Independent Board Members reviewed, among other things, the Fund’s proposed unitary fee as well as comparative data pertaining to unitary fees of the ETFs included in peer groups comprised of the ten most recently launched high yield bond ETFs (the “Recently Launched ETFs Peer Group”) and the ten largest high yield bond ETFs (the “Largest ETFs Peer Group”). The Independent Board Members noted that (a) as compared to the Recently Launched ETFs Peer Group, the proposed unitary fee to be charged to the Fund was equal to the median fee and the average fee, and below the weighted average fee and (b) as compared to the Largest ETFs Peer Group, the proposed unitary fee to be charged to the Fund was below the median fee, average fee and weighted average fee. Further, the Independent Board Members considered the proposed sub-advisory fee for the Fund, which, as noted above, will be paid by the Adviser out of its unitary fee.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s unitary fee was reasonable in light of the nature, extent and quality of services to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
The Board considered that the Fund will pay a unitary fee, which will differ from most other investment companies advised by the Adviser which pay a variety of fees, such as the investment advisory fee; Rule 12b-1 fees, if any; transfer agency fees; custody fees; and other expenses. The Board believed the unitary fee structure provides certain benefits to shareholders as it clearly discloses the cost of owning Fund shares, provides a level of cost certainty by shifting to the Adviser the risk that some of the costs of operating the Fund may rise, and provides an incentive to the Adviser to maximize administrative efficiencies. As noted, the Board considered the unitary fee to be paid by the Fund in comparison to the unitary fees of the ETFs included in the Recently Launched ETFs Peer Group and the Largest ETFs Peer Group.
The Board has also noted at prior meetings that the Adviser and/or the Sub-Adviser provide services to other types of clients, which may include foreign investment companies offered by Nuveen, certain funds advised by the Sub-Adviser and other ETFs sponsored by Nuveen. In this regard, the Board has previously reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen and the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds. In addition to the comparative fee data, the Board has also reviewed, among other things, a description of the different levels of services provided to certain other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in fee schedules. The Board has also noted, among other things, the wide range of services in addition to investment management services provided to the Nuveen funds when the Adviser is principally responsible for all aspects of operating the funds, including the increased regulatory requirements that must be met in managing the funds and the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board has also considered that the Nuveen

ETFs are passively managed compared to the active management of the other Nuveen funds, which has contributed to the differences in fee levels between Nuveen ETFs and other Nuveen funds. In general, the Board has noted that the higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board has concluded that varying levels of fees are justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
At the time of the Meeting, historical information regarding the costs of services provided by the Adviser to the Fund and the profitability of the Fund to the Adviser was not available as the Fund had not commenced operations and it was not possible to predict the effect on profitability of the Fund. The Independent Board Members, however, considered the estimated operating expenses to be paid by the Adviser pursuant to the unitary fee.
Further, at prior meetings, conjunction with their review of fees, the Independent Board Members have considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2018 and 2017. In this regard, the Board has reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the adjusted margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board has also reviewed the revenues and expenses the Adviser derived from its ETF product line that was launched in 2016. The Independent Board Members have noted that Nuveen’s net margins were higher in 2018 than the previous year and have considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board has considered the costs of investments in the Nuveen business, including the investment of seed capital in certain Nuveen funds and additional investments in infrastructure and technology. The Independent Board Members have also noted that Nuveen’s adjusted margins from its relationships with the Nuveen funds were on the low range compared to the adjusted margins of the peers; however, the Independent Board Members have recognized the inherent limitations of the comparative data of other publicly traded peers given that the calculation of profitability is rather subjective and numerous factors (such as types of funds, business mix, cost of capital, methodology to allocate expenses and other factors) can have a significant impact on the results.
The Independent Board Members have also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the ten-year period from 2008 to 2018, and have recognized that other reasonable allocation methodologies could be employed and lead to significantly different results. The Board has noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review profitability and discuss any proposed changes to the methodology prior to the full Board’s review.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2018 and 2017 calendar years to consider the financial strength of TIAA having recognized the importance of having an adviser with significant resources.
In evaluating the reasonableness of the compensation, the Independent Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the funds. In this regard, the Independent Board Members considered whether economies of scale were expected to be achieved as the Fund grows and whether any such economies of scale were expected to be shared with shareholders. Although the Independent Board Members have recognized that economies of scale are difficult to measure, they have noted that the Adviser shares the benefits of economies of scale in various ways, including through breakpoints in the management fee schedules (subject to limited exceptions), fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in its business which can enhance the services provided to the Nuveen funds for the fees paid. Most of the funds in the Nuveen complex pay a management fee to the Adviser which is generally comprised of a fund-level component and a complex-level component, each of which has a breakpoint schedule. Generally, the fund level fee component declines as the assets of a particular fund grow. Pursuant to the complex-wide fee arrangement, generally, the complex-level fee component declines when eligible assets of the funds in the Nuveen complex combined grow.

Annual Investment Management Agreement Approval Process (continued)
Notwithstanding the foregoing, the Independent Board Members recognized that the unitary fee structure does not have breakpoints and that the Fund (like other Nuveen ETFs) would not participate in the complex-level fee program. However, the Independent Board Members acknowledged, at the Meeting and/or at prior meetings, that as ETFs were relatively new to the Nuveen fund family, there would be ongoing review with respect to the fee structure employed for these types of funds. They have further recognized that although a unitary fee provides shareholders with a level of certainty with respect to the expenses of a Nuveen ETF, the Adviser will benefit from any reductions in certain fixed costs associated with managing the Nuveen ETF (although the Adviser also has the risk if such fixed costs rise).
In addition, at the Meeting and/or at prior meetings, the Independent Board Members have recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system as well as other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on their review, the Independent Board Members concluded that the proposed unitary fee structure (which would not include breakpoints or participation in the complex-level fee program) was acceptable.
E. Indirect Benefits
The Independent Board Members considered information received at the Meeting and/or at prior meetings regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members have considered whether the Sub-Adviser may engage in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-ENHUS-0120P1108018-INV-B-03/21

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: April 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan Farris
Jordan Farris Chief Administrative Officer (principal executive officer)

Date: April 6, 2020

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 6, 2020